GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 60.6%
Aerospace & Defense(a) – 1.1%
Howmet Aerospace, Inc.
$821,000	5.125%		10/01/24	$ 810,524
Teledyne Technologies, Inc.
2,700,000	0.650		04/01/23	2,666,061
The Boeing Co.
1,925,000	1.167		02/04/23	1,918,012
2,550,000	1.950		02/01/24	2,454,707
TransDigm, Inc.
1,365,000	8.000	(b)	12/15/25	1,382,745

				9,232,049

Airlines(a)(b) – 0.1%
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.
985,000	8.000		09/20/25	989,098

Apparel(a) – 0.1%
NIKE, Inc.
725,000	2.400		03/27/25	692,455

Automotive – 3.2%
BMW US Capital LLC (SOFR + 0.840%)
1,389,000	5.163	(b)(c)	04/01/25	1,380,374
Dana Financing Luxembourg S.a.r.l.
1,405,000	5.750	(a)(b)	04/15/25	1,385,190
Ford Motor Credit Co. LLC
1,429,000	2.300	(a)	02/10/25	1,304,506
General Motors Co.
3,423,000	4.875		10/02/23	3,419,782
General Motors Financial Co., Inc.
4,925,000	1.050		03/08/24	4,677,223
2,425,000	1.200		10/15/24	2,246,326
5,415,000	3.800		04/07/25	5,230,673
Hyundai Capital America
2,375,000	1.000	(b)	09/17/24	2,195,450
The Goodyear Tire & Rubber Co.
1,330,000	9.500	(a)	05/31/25	1,375,393
Volkswagen Group of America Finance LLC
2,775,000	3.950	(b)	06/06/25	2,686,561

				25,901,478

Banks – 14.7%
ANZ New Zealand International Ltd.(b) (SOFR + 0.600%)
1,150,000	4.766	(c)	02/18/25	1,137,925
Banco Santander SA
1,400,000	2.706		06/27/24	1,343,888
3,400,000	5.147		08/18/25	3,367,190
(1 year CMT + 0.450%)
5,400,000	0.701	(a)(c)	06/30/24	5,252,742
Bank of America Corp.
2,500,000	4.000		01/22/25	2,447,025
(3M USD LIBOR + 0.940%)
1,300,000	3.864	(a)(c)	07/23/24	1,288,482
(SOFR + 0.670%)
9,975,000	1.843	(a)(c)	02/04/25	9,555,252
Bank of Montreal
4,440,000	4.700	(a)	09/14/27	4,395,200

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Banque Federative du Credit Mutuel SA
$950,000	0.650	%(b)	02/27/24	$ 899,517
BPCE SA
649,000	4.000	(b)	09/12/23	641,063
Canadian Imperial Bank of Commerce
1,175,000	0.950		06/23/23	1,153,086
(SOFR + 0.940%)
2,165,000	4.632	(c)	04/07/25	2,139,713
Citigroup, Inc.(c)
(SOFR + 0.686%)
1,225,000	0.776	(a)	10/30/24	1,175,363
(SOFR + 0.694%)
3,925,000	4.615	(a)	01/25/26	3,817,180
(SOFR + 1.372%)
3,295,000	4.140	(a)	05/24/25	3,244,652
(SOFR + 1.546%)(a)
4,460,000	5.610		09/29/26	4,472,310
Citizens Bank NA
900,000	2.250	(a)	04/28/25	838,161
Cooperatieve Rabobank UA
1,050,000	0.375		01/12/24	1,000,524
Credit Suisse AG
4,995,000	3.700		02/21/25	4,601,344
Danske Bank A/S
1,175,000	1.226	(a)(b)	06/22/24	1,093,702
Deutsche Bank AG
2,105,000	4.162		05/13/25	2,061,174
Federation des Caisses Desjardins du Quebec
4,840,000	4.400	(b)	08/23/25	4,718,903
Fifth Third Bancorp
325,000	1.625	(a)	05/05/23	321,263
First Horizon Corp.
1,000,000	3.550	(a)	05/26/23	992,200
ING Groep NV
900,000	4.100		10/02/23	892,539
JPMorgan Chase & Co.(a)(c)
(SOFR + 0.420%)
2,750,000	0.563		02/16/25	2,593,882
(SOFR + 1.455%)
2,225,000	1.514		06/01/24	2,188,310
(TSFR3M + 0.600%)
850,000	0.653		09/16/24	819,536
Mitsubishi UFJ Financial Group, Inc.
1,550,000	3.761		07/26/23	1,537,972
(1 year CMT + 1.550%)
4,550,000	5.063	(a)(c)	09/12/25	4,521,016
Mizuho Financial Group, Inc. (-1x SOFR + 1.252%)
1,275,000	1.241	(a)(c)	07/10/24	1,243,355
Morgan Stanley(a)(c)
(3M USD LIBOR + 0.847%)
1,125,000	3.737		04/24/24	1,118,374
(SOFR + 0.625%)
7,125,000	4.579		01/24/25	7,017,911
(SOFR + 0.745%)
725,000	0.864		10/21/25	666,413

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
(SOFR + 1.669%)
$1,590,000	4.679%		07/17/26	$ 1,564,162
Natwest Group PLC(a)(c)
(1 year CMT + 2.150%)
1,200,000	2.359		05/22/24	1,182,852
(3M USD LIBOR + 1.550%)
5,170,000	4.519		06/25/24	5,123,418
Royal Bank of Canada
1,475,000	0.500		10/26/23	1,422,342
Santander Holdings USA, Inc. (SOFR + 1.380%)
2,315,000	4.260	(a)(c)	06/09/25	2,243,513
Santander UK Group Holdings PLC (SOFR + 0.787%)
1,425,000	1.089	(a)(c)	03/15/25	1,333,729
Societe Generale SA
4,885,000	4.351	(b)	06/13/25	4,776,553
Standard Chartered PLC(a)(b)(c)
(1 year CMT + 0.780%)
875,000	0.991		01/12/25	824,329
(3M USD LIBOR + 1.080%)
1,400,000	3.885		03/15/24	1,392,804
Sumitomo Mitsui Financial Group, Inc.
325,000	0.508		01/12/24	309,228
725,000	0.948		01/12/26	638,863
Sumitomo Mitsui Trust Bank Ltd.
2,250,000	0.800	(b)	09/12/23	2,179,890
Synovus Financial Corp.
2,310,000	5.200	(a)	08/11/25	2,287,062
The Bank of New York Mellon Corp.
1,375,000	0.350	(a)	12/07/23	1,318,185
The Toronto-Dominion Bank
1,810,000	4.693		09/15/27	1,789,348
UBS AG
1,775,000	0.450	(b)	02/09/24	1,682,771
Wells Fargo & Co.(a)
500,000	3.750		01/24/24	493,560
(SOFR + 1.560%)
2,390,000	4.540	(c)	08/15/26	2,344,255
(SOFR + 1.600%)
3,125,000	1.654	(c)	06/02/24	3,075,312

				120,539,343

Beverages – 1.2%
Constellation Brands, Inc.
7,830,000	3.600		05/09/24	7,664,161
JDE Peet’s NV
2,625,000	0.800	(a)(b)	09/24/24	2,400,142

				10,064,303

Biotechnology – 0.2%
Gilead Sciences, Inc.
131,000	0.750	(a)	09/29/23	126,905
Royalty Pharma PLC
1,200,000	0.750		09/02/23	1,162,884

				1,289,789

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Building Materials(a)(b) – 0.1%
JELD-WEN, Inc.
$1,435,000	4.625%		12/15/25	$ 1,198,799

Chemicals(a) – 0.2%
Celanese US Holdings LLC
350,000	3.500		05/08/24	338,240
Westlake Corp.
975,000	0.875		08/15/24	905,677

				1,243,917

Commercial Services(a) – 0.2%
Global Payments, Inc.
1,150,000	3.750		06/01/23	1,140,788
525,000	1.200		03/01/26	457,674

				1,598,462

Computers(a) – 1.0%
Dell International LLC/EMC Corp.
1,447,000	5.450		06/15/23	1,447,130
1,075,000	5.850		07/15/25	1,088,405
Hewlett Packard Enterprise Co.
2,175,000	4.450		10/02/23	2,161,842
3,625,000	1.450		04/01/24	3,461,150

				8,158,527

Diversified Financial Services – 5.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
5,600,000	4.125	(a)	07/03/23	5,552,568
3,375,000	1.150		10/29/23	3,247,054
AIG Global Funding(b)
2,100,000	0.800		07/07/23	2,056,656
1,525,000	0.450		12/08/23	1,460,553
5,075,000	0.650		06/17/24	4,739,339
Air Lease Corp.(a)
5,549,000	4.250		02/01/24	5,452,836
825,000	2.300		02/01/25	769,148
Ally Financial, Inc.
3,075,000	1.450	(a)	10/02/23	2,978,629
Aviation Capital Group LLC(a)(b)
1,200,000	5.500		12/15/24	1,177,272
550,000	1.950		01/30/26	479,138
Avolon Holdings Funding Ltd.
675,000	2.875	(a)(b)	02/15/25	623,633
Capital One Financial Corp.(a)
725,000	2.600		05/11/23	718,896
(SOFR + 0.690%)
3,400,000	4.963	(c)	12/06/24	3,332,748
LD Holdings Group LLC
1,490,000	6.500	(a)(b)	11/01/25	1,015,629
Navient Corp.
1,395,000	5.500		01/25/23	1,392,433
Nomura Holdings, Inc.
1,390,000	5.099		07/03/25	1,375,891
OneMain Finance Corp.(a)
1,415,000	6.125		03/15/24	1,368,687

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
Synchrony Financial
$3,085,000	4.875	%(a)	06/13/25	$ 3,009,603
United Wholesale Mortgage LLC
1,460,000	5.500	(a)(b)	11/15/25	1,318,555

				42,069,268

Electrical – 4.8%
American Electric Power Co., Inc.
1,750,000	2.031		03/15/24	1,684,865
Avangrid, Inc.
650,000	3.200	(a)	04/15/25	621,361
Berkshire Hathaway Energy Co.
650,000	4.050	(a)	04/15/25	640,653
Dominion Energy, Inc.
2,025,000	1.450	(a)	04/15/26	1,804,477
DTE Energy Co.(a)
4,810,000	4.220	(d)	11/01/24	4,733,184
575,000	1.050		06/01/25	520,967
Enel Finance International NV
2,575,000	1.375	(a)(b)	07/12/26	2,230,877
Entergy Louisiana LLC
2,000,000	0.950	(a)	10/01/24	1,863,380
Eversource Energy
2,405,000	4.200		06/27/24	2,377,126
FirstEnergy Corp.
400,000	2.050	(a)	03/01/25	370,204
Florida Power & Light Co.
375,000	2.850	(a)	04/01/25	359,325
Georgia Power Co.
1,000,000	2.100		07/30/23	982,740
NextEra Energy Capital Holdings, Inc.
3,510,000	4.255		09/01/24	3,467,739
2,370,000	4.450		06/20/25	2,343,669
NRG Energy, Inc.
1,225,000	3.750	(a)(b)	06/15/24	1,179,724
PPL Electric Utilities Corp.(a)(c)
(3M USD LIBOR + 0.250%)
275,000	4.974		09/28/23	273,210
(SOFR + 0.330%)
1,930,000	4.653		06/24/24	1,904,949
Public Service Enterprise Group, Inc.(a)
1,725,000	0.841		11/08/23	1,661,451
675,000	2.875		06/15/24	652,590
675,000	0.800		08/15/25	606,022
Southern Power Co.
500,000	0.900	(a)	01/15/26	439,510
The Southern Co.(a)
1,400,000	2.950		07/01/23	1,387,120
3,575,000	4.475	(d)	08/01/24	3,530,134
Vistra Operations Co. LLC
875,000	3.550	(a)(b)	07/15/24	839,694
WEC Energy Group, Inc.
725,000	0.550		09/15/23	701,706

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electrical – (continued)
Xcel Energy, Inc.
$1,948,000	0.500	%(a)	10/15/23	$ 1,875,301

				39,051,978

Entertainment(a)(b) – 0.6%
Banijay Entertainment SASU
1,410,000	5.375		03/01/25	1,330,589
Caesars Resort Collection LLC/CRC Finco, Inc.
2,600,000	5.750		07/01/25	2,548,000
Six Flags Theme Parks, Inc.
610,000	7.000		07/01/25	615,105

				4,493,694

Environmental(a) – 0.2%
GFL Environmental, Inc.
1,415,000	3.750	(b)	08/01/25	1,336,298
Waste Management, Inc.
625,000	0.750		11/15/25	559,600

				1,895,898

Food & Drug Retailing – 2.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/ Albertson’s LLC
1,430,000	3.250	(a)(b)	03/15/26	1,305,333
B&G Foods, Inc.
1,415,000	5.250	(a)	04/01/25	1,246,601
Danone SA
7,000,000	2.589	(a)(b)	11/02/23	6,848,450
Mondelez International Holdings Netherlands B.V.(b)
2,500,000	0.750		09/24/24	2,313,100
3,250,000	4.250		09/15/25	3,186,267
Mondelez International, Inc.
525,000	1.500	(a)	05/04/25	486,612
US Foods, Inc.
1,385,000	6.250	(a)(b)	04/15/25	1,373,768

				16,760,131

Forest Products&Paper(b) – 0.1%
Georgia-Pacific LLC
1,125,000	0.625		05/15/24	1,057,387

Gaming(a) – 0.2%
MGM Resorts International
1,375,000	6.750		05/01/25	1,385,890

Gas(a) – 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp.
1,290,000	5.875		08/20/26	1,227,525
NiSource, Inc.
1,025,000	0.950		08/15/25	924,540
The East Ohio Gas Co.
250,000	1.300	(b)	06/15/25	226,560

				2,378,625

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Healthcare Providers & Services – 2.5%
Aetna, Inc.(a)
$975,000	2.800%		06/15/23	$ 964,948
2,250,000	3.500		11/15/24	2,187,630
Baxter International, Inc.
4,000,000	0.868		12/01/23	3,847,160
DH Europe Finance II S.a.r.l.
3,025,000	2.200	(a)	11/15/24	2,880,193
Humana, Inc.
2,525,000	0.650	(a)	08/03/23	2,462,330
PerkinElmer, Inc.
1,700,000	0.850	(a)	09/15/24	1,576,886
Thermo Fisher Scientific, Inc.
4,050,000	1.215	(a)	10/18/24	3,800,965
Zimmer Biomet Holdings, Inc.
3,000,000	1.450	(a)	11/22/24	2,792,010

				20,512,122

Home Builders(a) – 0.0%
D.R. Horton, Inc.
199,000	4.750		02/15/23	198,881

Insurance – 2.2%
Athene Global Funding(b)
1,090,000	2.800		05/26/23	1,078,719
875,000	1.200		10/13/23	844,918
2,225,000	0.950		01/08/24	2,117,799
375,000	2.500		01/14/25	350,498
600,000	1.450		01/08/26	526,218
Equitable Financial Life Global Funding
700,000	1.400	(b)	07/07/25	635,054
Great-West Lifeco US Finance 2020 LP
425,000	0.904	(a)(b)	08/12/25	378,369
Jackson Financial, Inc.
2,325,000	1.125		11/22/23	2,241,509
Pacific Life Global Funding II (SOFR + 0.800%)
5,400,000	5.123	(b)(c)	03/30/25	5,289,786
Principal Life Global Funding II
2,150,000	0.500	(b)	01/08/24	2,050,304
Protective Life Global Funding(b)
2,100,000	0.631		10/13/23	2,027,151
600,000	0.473		01/12/24	571,494

				18,111,819

Internet(a)(b) – 0.4%
Prosus NV
2,260,000	3.257		01/19/27	2,028,350
Uber Technologies, Inc.
1,365,000	7.500		05/15/25	1,366,952

				3,395,302

Iron/Steel – 0.2%
Nucor Corp.
730,000	3.950		05/23/25	714,071

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Iron/Steel – (continued)
Steel Dynamics, Inc.
$1,240,000	2.400	%(a)	06/15/25	$ 1,161,632

				1,875,703

Leisure Time(a)(b) – 0.3%
NCL Corp. Ltd.
930,000	5.875		02/15/27	804,971
Royal Caribbean Cruises Ltd.
1,585,000	11.500		06/01/25	1,702,527

				2,507,498

Media – 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital
2,700,000	4.500	(a)	02/01/24	2,667,438
CSC Holdings LLC
1,370,000	5.250		06/01/24	1,276,977
The Walt Disney Co.
825,000	3.350		03/24/25	799,136
Time Warner Entertainment Co. LP
2,200,000	8.375		03/15/23	2,214,652

				6,958,203

Mining(a)(b) – 0.1%
Glencore Funding LLC
675,000	1.625		09/01/25	611,638

Miscellaneous Manufacturing – 1.5%
Amsted Industries, Inc.(a)
522,000	5.625	(b)	07/01/27	498,609
Hillenbrand, Inc.
1,380,000	5.750	(a)	06/15/25	1,382,746
Parker-Hannifin Corp.
4,745,000	3.650		06/15/24	4,642,366
Siemens Financieringsmaatschappij NV
6,150,000	0.650	(b)	03/11/24	5,842,992

				12,366,713

Office & Business Equipment(a)(b) – 0.2%
Xerox Holdings Corp.
1,385,000	5.000		08/15/25	1,274,823

Oil Field Services(a) – 0.9%
Canadian Natural Resources Ltd.
825,000	2.050		07/15/25	767,803
Exxon Mobil Corp.
900,000	2.992		03/19/25	867,573
Phillips 66
950,000	0.900		02/15/24	909,160
Qatar Energy
2,520,000	1.375	(b)	09/12/26	2,227,522
SA Global Sukuk Ltd.
2,520,000	1.602		06/17/26	2,244,847

				7,016,905

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Packaging – 0.9%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
$557,000	6.000	%(a)(b)	06/15/27	$ 545,732
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
1,395,000	5.250	(a)(b)	04/30/25	1,334,415
Ball Corp.
2,065,000	4.000		11/15/23	2,029,544
Berry Global, Inc.(a)
2,100,000	0.950		02/15/24	1,995,945
550,000	1.570		01/15/26	491,100
Mauser Packaging Solutions Holding Co.
1,160,000	5.500	(a)(b)	04/15/24	1,128,634

				7,525,370

Pharmaceuticals(a) – 2.6%
AbbVie, Inc.
7,750,000	2.600		11/21/24	7,420,005
AstraZeneca PLC
2,000,000	3.500		08/17/23	1,983,560
Bristol-Myers Squibb Co.
1,450,000	0.537		11/13/23	1,397,684
Cigna Corp.
1,310,000	3.000		07/15/23	1,295,472
1,357,000	3.750		07/15/23	1,346,999
3,170,000	0.613		03/15/24	3,005,160
GlaxoSmithKline Capital PLC
875,000	0.534		10/01/23	846,703
Herbalife Nutrition Ltd./HLF Financing, Inc.
2,940,000	7.875	(b)	09/01/25	2,610,367
PRA Health Sciences, Inc.
1,435,000	2.875	(b)	07/15/26	1,299,349

				21,205,299

Pipelines – 2.6%
Enbridge, Inc.
4,000,000	4.000	(a)	10/01/23	3,958,920
1,150,000	0.550		10/04/23	1,111,636
(SOFR + 0.400%)
600,000	4.560	(c)	02/17/23	598,764
(SOFR + 0.630%)
1,950,000	4.785	(c)	02/16/24	1,932,528
Enterprise Products Operating LLC
649,000	3.350	(a)	03/15/23	646,683
Kinder Morgan, Inc.
4,850,000	5.625	(a)(b)	11/15/23	4,850,533
MPLX LP
4,874,000	4.500	(a)	07/15/23	4,852,944
NuStar Logistics LP
1,360,000	6.000	(a)	06/01/26	1,313,529
TransCanada PipeLines Ltd.
2,275,000	1.000	(a)	10/12/24	2,107,333

				21,372,870

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Real Estate Investment Trust – 0.8%
American Tower Corp.
$1,675,000	3.000%		06/15/23	$ 1,657,815
750,000	0.600		01/15/24	714,780
Crown Castle, Inc.
700,000	1.350	(a)	07/15/25	636,440
VICI Properties LP
3,715,000	4.375		05/15/25	3,618,001

				6,627,036

Retailing(a) – 0.9%
7-Eleven, Inc.(b)
4,325,000	0.800		02/10/24	4,114,156
400,000	0.950		02/10/26	349,972
Genuine Parts Co.
1,375,000	1.750		02/01/25	1,285,130
Penske Automotive Group, Inc.
1,515,000	3.500		09/01/25	1,411,253

				7,160,511

Savings&Loans(a)(b)(c) – 0.1%
Nationwide Building Society (3M USD LIBOR + 1.064%)
1,001,000	3.766		03/08/24	995,685

Semiconductors(a) – 1.1%
Broadcom Corp./Broadcom Cayman Finance Ltd.
3,600,000	3.625		01/15/24	3,538,476
Broadcom, Inc.
5,225,000	3.625		10/15/24	5,089,046
NXP B.V./NXP Funding LLC/NXP USA, Inc.
275,000	2.700		05/01/25	258,552

				8,886,074

Software – 3.3%
Fidelity National Information Services, Inc.(a)
1,050,000	1.150		03/01/26	921,438
3,950,000	4.700		07/15/27	3,857,214
Fiserv, Inc.(a)
825,000	3.800		10/01/23	816,470
7,950,000	2.750		07/01/24	7,667,934
Infor, Inc.
1,225,000	1.450	(a)(b)	07/15/23	1,191,790
Intuit, Inc.
500,000	0.950	(a)	07/15/25	455,335
Oracle Corp.
1,400,000	2.500	(a)	04/01/25	1,320,074
1,900,000	5.800		11/10/25	1,940,793
Take-Two Interactive Software, Inc.
6,205,000	3.300		03/28/24	6,055,832
VMware, Inc.
2,600,000	1.000	(a)	08/15/24	2,418,572

				26,645,452

Telecommunication Services – 2.8%
AT&T, Inc.
5,400,000	0.900	(a)	03/25/24	5,131,404

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services – (continued)
The Bell Telephone Co. of Canada
$4,275,000	0.750%		03/17/24	$ 4,048,767
T-Mobile USA, Inc.
8,800,000	3.500	(a)	04/15/25	8,471,584
Verizon Communications, Inc.
4,525,000	0.750		03/22/24	4,295,537
1,450,000	0.850	(a)	11/20/25	1,295,068

				23,242,360

Transportation(a) – 0.7%
Canadian Pacific Railway Co.
5,375,000	1.350		12/02/24	5,015,144
United Parcel Service, Inc.
1,000,000	3.900		04/01/25	985,170

				6,000,314

Trucking & Leasing(a)(b) – 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.
1,025,000	1.200		11/15/25	902,072

TOTAL CORPORATE OBLIGATIONS (Cost $518,103,357)				$495,393,741

Asset-Backed Securities – 25.3%
Automotive – 9.2%
Ford Credit Auto Owner Trust Series 2019-1, Class A
$2,600,000	3.520	%(b)	07/15/30	$ 2,547,607
Ford Credit Auto Owner Trust Series 2020-1, Class A
6,835,000	2.040	(b)	08/15/31	6,378,458
Ford Credit Auto Owner Trust Series 2022-D, Class A2A
2,125,000	5.370		08/15/25	2,125,898
Ford Credit Floorplan Master Owner Trust A Series 2020-1, Class A2 (1M USD LIBOR + 0.500%)
1,500,000	4.818	(c)	09/15/25	1,493,640
Ford Credit Floorplan Master Owner Trust A Series 2020-2, Class A
3,200,000	1.060		09/15/27	2,872,509
Ford Credit Floorplan Master Owner Trust Series 2018-2, Class A
6,900,000	3.170		03/15/25	6,873,339
Ford Credit Floorplan Master Owner Trust Series 2019-4, Class A
3,625,000	2.440		09/15/26	3,466,820
GM Financial Consumer Automobile Receivables Trust 2021-4, Class A3
5,700,000	0.680		09/16/26	5,389,325
GMF Floorplan Owner Revolving Trust Series 2019-2, Class A
1,500,000	2.900	(b)	04/15/26	1,448,168
GMF Floorplan Owner Revolving Trust Series 2020-2, Class A
1,500,000	0.690	(b)	10/15/25	1,444,698
Hyundai Auto Lease Securitization Trust Series 2021-B, Class A3
1,550,000	0.330	(b)	06/17/24	1,526,607
Hyundai Auto Lease Securitization Trust Series 2021-C, Class A3
7,600,000	0.380	(b)	09/16/24	7,383,737
Hyundai Auto Lease Securitization Trust Series 2022-A, Class A3
3,600,000	1.160	(b)	01/15/25	3,469,889

Principal Amount	Interest Rate		Maturity Date	Value

Asset-Backed Securities – (continued)
Automotive – (continued)
Hyundai Auto Receivables Trust Series 2021-A, Class A3
$840,959	0.380%		09/15/25	$ 810,919
Hyundai Auto Receivables Trust Series 2022-C, Class A3
2,975,000	5.390		06/15/27	3,008,118
Mercedes-Benz Auto Lease Trust Series 2021-B, Class A3
2,550,000	0.400		11/15/24	2,475,285
Mercedes-Benz Auto Receivables Trust Series 2022-1, Class A2
900,000	5.260		10/15/25	901,371
NextGear Floorplan Master Owner Trust Series 2021-1A, Class A
5,500,000	0.850	(b)	07/15/26	5,107,596
Tesla Auto Lease Trust Series 2021-A, Class A3
500,000	0.560	(b)	03/20/25	484,332
Tesla Auto Lease Trust Series 2021-A, Class A4
1,800,000	0.660	(b)	03/20/25	1,725,980
Tesla Auto Lease Trust Series 2021-B, Class A3
5,300,000	0.600	(b)	09/22/25	4,990,771
Toyota Auto Receivables Owner Trust Series 2021-D, Class A3
3,800,000	0.710		04/15/26	3,583,393
Toyota Auto Receivables Owner Trust Series 2022-D, Class A3
2,000,000	5.300		09/15/27	2,024,776
Toyota Lease Owner Trust Series 2021-A, Class A3
1,565,511	0.390	(b)	04/22/24	1,543,366
Toyota Lease Owner Trust Series 2021-A, Class A4
375,000	0.500	(b)	08/20/25	361,460
Toyota Lease Owner Trust Series 2021-B, Class A3
1,550,000	0.420	(b)	10/21/24	1,505,910

				74,943,972

Collateralized Loan Obligations(b)(c) – 10.2%
AIG CLO Series 2021-1A, Class A (3M USD LIBOR + 1.100%)
2,100,000	5.425		04/22/34	2,047,225
Anchorage Capital CLO 15 Ltd. Series 2020-15A, Class AR (3M USD LIBOR + 1.200%)
1,300,000	5.443		07/20/34	1,265,903
Anchorage Capital CLO 18 Ltd. Series 2021-18A, Class A1 (3M USD LIBOR + 1.150%)
4,000,000	5.229		04/15/34	3,917,632
Anchorage Capital CLO Ltd. Series 2014-4RA, Class A (3M USD LIBOR + 1.050%)
3,526,267	5.424		01/28/31	3,482,971
Bain Capital Credit CLO Ltd. Series 2021-7A, Class A1 (3M USD LIBOR + 1.140%)
5,000,000	5.465		01/22/35	4,844,295
BSPDF Issuer Ltd. Series 2021-FL1, Class A (1M USD LIBOR + 1.200%)
1,000,000	5.518		10/15/36	951,631
CarVal CLO IV Ltd. Series 2021-1A, Class A1A (3M USD LIBOR + 1.180%)
2,600,000	5.423		07/20/34	2,537,704
CBAM Ltd. Series 2017-2A, Class AR (3M USD LIBOR + 1.190%)
5,000,000	5.269		07/17/34	4,824,760
Cedar Funding VII CLO Ltd. Series 2018-7A, Class A1 (3M USD LIBOR + 1.000%)
3,000,000	5.243		01/20/31	2,962,305

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Asset-Backed Securities – (continued)
Collateralized Loan Obligations(b)(c) – (continued)
Dryden 64 CLO, Ltd. Series 2018-64A Class A (3M USD LIBOR + 0.970%)
$5,950,000	5.164%		04/18/31	$ 5,850,290
ICG Rhinebeck CLO Ltd. Series 2021-4A, Class A1 (3M USD LIBOR + 1.210%)
12,000,000	5.537		10/26/34	11,595,072
Madison Park Funding XXX Ltd. Series 2018-30A, Class A (3M USD LIBOR + 0.750%)
4,976,246	4.829		04/15/29	4,912,068
Madison Park Funding XXXVII Ltd. Series 2019-37A, Class AR (3M USD LIBOR + 1.070%)
1,000,000	5.149		07/15/33	980,442
Northwoods Capital XVIII Ltd. Series 2019-18A, Class AR (3M USD LIBOR + 1.100%)
5,000,000	5.775		05/20/32	4,854,500
OCP CLO Ltd. Series 2014-5A, Class A1R (3M USD LIBOR + 1.080%)
2,600,000	5.407		04/26/31	2,560,449
Octagon Investment Partners 07/34 1 Series 2021-1A, Class A1 (3M USD LIBOR + 1.120%)
1,000,000	5.199		07/15/34	971,145
OHA Credit Funding 3 Ltd. Series 2019-3A, Class AR (3M USD LIBOR + 1.140%)
2,500,000	5.383		07/02/35	2,438,835
Pikes Peak CLO 2 Series 2018-2A, Class AR (3M USD LIBOR + 1.190%)
6,700,000	5.384		10/18/34	6,499,261
Trysail CLO Ltd. Series 2021-1A, Class A1 (3M USD LIBOR + 1.320%)
1,400,000	5.563		07/20/32	1,364,248
Wellfleet CLO Ltd. Series 2021-3A, Class A (3M USD LIBOR + 1.190%)
15,000,000	5.269		01/15/35	14,465,640
Zais CLO 15 Ltd. Series 2020-15A, Class A1R (3M USD LIBOR + 1.350%)
475,000	5.724		07/28/32	465,915

				83,792,291

Credit Card – 4.1%
Barclays Dryrock Issuance Trust Series 2021-1, Class A
6,200,000	0.630		07/15/27	5,768,516
CARDS II Trust Series 2021-1A, Class A
4,075,000	0.602	(b)	04/15/27	3,843,640
Citibank Credit Card Issuance Trust Series 2017-A5, Class A5 (1M USD LIBOR + 0.620%)
8,100,000	4.981	(c)	04/22/26	8,086,241
Citibank Credit Card Issuance Trust Series 2018-A2, Class A2 (1M USD LIBOR + 0.330%)
960,000	4.683	(c)	01/20/25	959,906
Evergreen Credit Card Trust Series 2021-1, Class A
8,275,000	0.900	(b)	10/15/26	7,677,820
Master Credit Card Trust II Series 2020-1A, Class A
3,600,000	1.990	(b)	09/21/24	3,577,446

Principal Amount	Interest Rate		Maturity Date	Value

Asset-Backed Securities – (continued)
Credit Card – (continued)
Master Credit Card Trust Series 2021-1A, Class A
$3,900,000	0.530	%(b)	11/21/25	$ 3,664,103

				33,577,672

Student Loan(c) – 1.8%
Access Group, Inc. Series 2013-1, Class A (1M USD LIBOR + 0.500%)
599,522	4.516	(b)	02/25/36	588,298
ECMC Group Student Loan Trust Series 2017-1A, Class A (1M USD LIBOR + 1.200%)
1,316,320	5.589	(b)	12/27/66	1,272,098
Educational Services of America, Inc. Series 2014-1, Class A (1M USD LIBOR + 0.700%)
1,093,902	5.089	(b)	02/25/39	1,083,283
Goal Capital Funding Trust Series 2010-1, Class A (3M USD LIBOR + 0.700%)
14,575	5.457	(b)	08/25/48	14,138
Illinois Student Assistance Commission Series 2010-1, Class A3 (3M USD LIBOR + 0.900%)
1,157,338	5.258		07/25/45	1,145,328
Kentucky Higher Education Student Loan Corp. Series 2021-1, Class A1B (1M USD LIBOR + 0.780%)
772,055	5.169		03/25/51	746,309
Knowledgeworks Foundation Student Loan Series 2010-1, Class A (3M USD LIBOR + 0.950%)
464,755	5.707		02/25/42	459,449
Massachusetts Educational Financing Authority Series 2008-1, Class A1 (3M USD LIBOR + 0.950%)
179,286	5.308		04/25/38	175,881
Navient Student Loan Trust Series 2017-2A, Class A (1M USD LIBOR + 1.050%)
2,110,148	5.439	(b)	12/27/66	2,062,504
Navient Student Loan Trust Series 2017-4A, Class A2 (1M USD LIBOR + 0.500%)
53,346	4.889	(b)	09/27/66	53,341
Nelnet Student Loan Trust Series 2012-3A, Class A (1M USD LIBOR + 0.700%)
2,024,495	5.089	(b)	02/25/45	2,024,473
PHEAA Student Loan Trust Series 2014-3A, Class A (1M USD LIBOR + 0.590%)
2,802,832	4.979	(b)	08/25/40	2,762,362
Rhode Island Student Loan Authority Series 2012-1, Class A1 (1M USD LIBOR + 0.900%)
642,757	4.668		07/01/31	642,168
SLC Student Loan Trust Series 2007-1, Class A4 (3M USD LIBOR + 0.060%)
1,207,960	4.666		05/15/29	1,169,218
SLC Student Loan Trust Series 2010-1, Class A (3M USD LIBOR + 0.875%)
247,002	5.574		11/25/42	244,011

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Student Loan(c) – (continued)
SLM Student Loan Trust Series 2008-5, Class A4 (3M USD LIBOR + 1.700%)
	$160,580	6.058%	07/25/23	$ 157,839

				14,600,700

TOTAL ASSET-BACKED SECURITIES (Cost $214,939,478)				$206,914,635

Sovereign Debt Obligations – 4.3%
Japanese Yen(e) –3.6%
Japan Treasury Bills
JPY	2,610,000,000	0.000%	01/06/23	$ 19,891,406
Japan Treasury Discount Bill
	1,250,000,000	0.000	01/11/23	9,525,297

				29,416,703

United States Dollar – 0.7%
Perusahaan Penerbit SBSN Indonesia III
	$2,260,000	4.325	05/28/25	2,248,948
Republic of Indonesia
	1,745,000	4.750	01/08/26	1,743,011
Saudi Government International Bond
	2,320,000	3.250	10/26/26	2,216,760

				6,208,719

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $33,600,970)				$ 35,625,422

Mortgage-Backed Obligations – 3.3%
Collateralized Mortgage Obligations – 0.7%
Regular Floater(c) – 0.1%
FHLMC REMIC Series 3371, Class FA (1M USD LIBOR + 0.600%)
	$290,127	4.918%	09/15/37	$ 288,800
FHLMC REMIC Series 3374, Class FT (1M USD LIBOR + 0.300%)
	34,378	4.618	04/15/37	33,898
FHLMC REMIC Series 3545, Class FA (1M USD LIBOR + 0.850%)
	34,051	5.168	06/15/39	34,242
FHLMC STRIPS Series 237, Class F23 (1M USD LIBOR + 0.400%)
	97,874	4.718	05/15/36	96,972
FNMA REMIC Series 1998-66, Class FC (1M USD LIBOR + 0.500%)
	250	4.839	11/17/28	250
FNMA REMIC Series 2006-72, Class XF (1M USD LIBOR + 0.500%)
	127,530	4.889	08/25/36	126,244
FNMA REMIC Series 2008-22, Class FD (1M USD LIBOR + 0.840%)
	169,798	5.229	04/25/48	169,993

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Regular Floater(c) – (continued)
FNMA REMIC Series 2009-75, Class MF (1M USD LIBOR + 1.150%)
$288,787	5.539%		09/25/39	$ 293,069
FNMA REMIC Series 2013-96, Class FW (1M USD LIBOR + 0.400%)
49,488	4.789		09/25/43	48,826

				1,092,294

Sequential Fixed Rate – 0.1%
FHLMC REMIC Series 4248, Class LM
223,741	6.500		05/15/41	236,195
OBX Trust Series 2022-NQM7, Class A1
288,090	5.110	(a)(b)(d)	08/25/62	284,214

				520,409

Sequential Floating Rate – 0.5%
Connecticut Avenue Securities Trust Series 2021-R03, Class 1M2 (SOFR30A + 1.650%)
442,000	5.578	(b)	12/25/41	416,677
Connecticut Avenue Securities Trust Series 2022-R05, Class 2M1 (SOFR30A + 1.900%)
464,881	5.828	(b)(c)	04/25/42	461,493
FHLMC STACR REMIC Trust Series 2022-DNA1, Class M1A (SOFR30A + 1.000%)
798,168	4.928	(b)	01/25/42	779,089
FHLMC STACR REMIC Trust Series 2022-DNA3, Class M1A (SOFR30A + 2.000%)
392,006	5.928	(b)	04/25/42	391,138
FNMA REMIC Series 1997-20, Class F
3,929	1.499	(c)	03/25/27	3,858
OBX Trust Series 2022-NQM7, Class A1
309,169	1.841	(b)	10/25/66	259,161
Verus Securitization Trust Series 2021-8, Class A1
214,757	1.824	(b)	11/25/66	182,692
Verus Securitization Trust Series 2022-1, Class A1
1,891,423	2.724	(a)(b)(d)	01/25/67	1,679,232

				4,173,340

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				5,786,043

Commercial Mortgage-Backed Securities – 2.6%
Sequential Fixed Rate – 0.8%
BANK Series 2017-BNK6, Class A3
$1,659,373	3.125%		07/15/60	$ 1,599,995
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A5
2,198,307	4.064		02/15/47	2,159,983
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20, Class A4
3,000,000	3.249		02/15/48	2,860,385

				6,620,363

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(c) – 1.8%
BX Commercial Mortgage Trust Series 2021-21M, Class A (1M USD LIBOR + 0.730%)
$484,258	5.048	%(b)	10/15/36	$ 465,346
BX Commercial Mortgage Trust Series 2021-CIP, Class A (1M USD LIBOR + 0.921%)
1,800,000	5.239	(b)	12/15/38	1,738,805
BX Series 2021-MFM1, Class A (1M USD LIBOR + 0.700%)
100,000	5.018	(b)	01/15/34	96,793
BX Trust Series 2021-ARIA, Class A (1M USD LIBOR +
0.899%)
1,100,000	5.217	(b)	10/15/36	1,044,283
BX Trust Series 2021-BXMF, Class A (1M USD LIBOR +
0.636%)
700,000	4.954	(b)	10/15/26	671,022
BXHPP Trust Series 2021-FILM, Class A (1M USD LIBOR +
0.650%)
1,550,000	4.968	(b)	08/15/36	1,463,070
ELP Commercial Mortgage Trust Series 2021-ELP, Class A (1M USD LIBOR + 0.701%)
3,700,000	5.019	(b)	11/15/38	3,552,107
EQUS Mortgage Trust Series 2021-EQAZ, Class A (1M USD LIBOR + 0.755%)
549,989	5.073	(b)	10/15/38	529,550
FHLMC Multifamily Structured Pass Through Certificates Series KF58, Class A (1M USD LIBOR + 0.500%)
611,443	4.642		01/25/26	607,685
FHLMC Multifamily Structured Pass Through Certificates Series KF60, Class A (1M USD LIBOR + 0.490%)
482,495	4.632		02/25/26	480,093
FHLMC Multifamily Structured Pass-Through Certificates Series KF19, Class A (1M USD LIBOR + 0.450%)
302,124	4.592		06/25/23	301,950
FHLMC Multifamily Structured Pass-Through Certificates Series KF31, Class A (1M USD LIBOR + 0.370%)
172,654	4.512		04/25/24	172,465
FHLMC Multifamily Structured Pass-Through Certificates Series KF32, Class A (1M USD LIBOR + 0.370%)
276,347	4.512		05/25/24	275,799
Great Wolf Trust Series 2019-WOLF, Class A (1M USD LIBOR + 1.034%)
600,000	5.352	(b)	12/15/36	582,260
KKR Industrial Portfolio Trust Series 2021-KDIP, Class A (1M USD LIBOR + 0.550%)
130,657	4.868	(b)	12/15/37	126,254
ONE PARK Mortgage Trust Series 2021-PARK, Class A (1M TSFR LIBOR + 0.814%)
919,000	5.151	(b)	03/15/36	877,285
STWD Trust Series 2021-FLWR, Class A (1M USD LIBOR + 0.577%)
1,300,000	4.895	(b)	07/15/36	1,246,163

				14,230,930

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				$ 20,851,293

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Federal Agencies – 0.0%
FHLMC – 0.0%
$23	4.500%	05/01/23	$ 23

[H]4GNMA – 0.0%
4,228	7.000	04/15/26	4,276

TOTAL FEDERAL AGENCIES			$ 4,299

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $28,122,155)			$ 26,641,635

Municipal Debt Obligations – 0.4%
Alabama(a) – 0.1%
Alabama Federal Aid Highway Finance Authority
$360,000	0.449%	09/01/23	$ 350,906

Florida – 0.1%
County of Palm Beach FL Revenue Bonds Taxable (Refunding) Series B
635,000	0.500	12/01/24	586,125

Illinois – 0.1%
Illinois State GO Bonds Taxable-Pension Series 2003
1,069,091	4.950	06/01/23	1,069,649

Rhode Island(a)(c) – 0.0%
Rhode Island Student Loan Authority RB Series 2014-1
132,385	4.820	10/02/28	128,423

Tennessee – 0.1%
State of Tennessee GO Bonds Taxable (Refunding) Series B
1,015,000	0.386	11/01/23	982,892

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $3,214,507)			$ 3,117,995

Shares	Description		Value

Exchange Traded Funds – 3.4%
961,084	SPDR Portfolio Short Term Corporate Bond ETF		$ 28,236,648
(Cost $30,180,440)

Shares	Dividend Rate		Value

Investment Company(f) –0.0%
Goldman Sachs Financial Square Money Market Fund - Institutional Shares
9,258	4.414%		$ 9,262
(Cost $9,250)

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – 0.7%
Certificates of Deposit – 0.7%
Credit Suisse AG
$4,000,000	0.590%	03/17/23	$ 3,951,596
The Toronto-Dominion Bank
1,629,000	4.070	07/18/23	1,618,839

TOTAL INVESTMENTS – 98.0% (Cost $833,799,157)			$801,509,773

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.0%			16,529,428

NET ASSETS – 100.0%			$818,039,201

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2022.

(d)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on December 31, 2022.

(e)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(f)	Represents an Affiliated Issuer.

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2022, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased	Currency Sold	Settlement Date	Unrealized Gain

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2022, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

BNP Paribas SA	USD	18,360,860	JPY	2,611,696,500	01/06/23	$(1,555,542)
	USD	8,778,223	JPY	1,250,918,750	01/11/23	(767,739)

TOTAL						$(2,323,281)

FUTURES CONTRACTS — At December 31, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts:
2 Year U.S. Treasury Notes	(1,205)	03/31/23	$(247,119,142)	$32,196
5 Year U.S. Treasury Notes	(110)	03/31/23	(11,872,266)	24,324

TOTAL FUTURES CONTRACTS				$56,520

SWAP CONTRACTS — At December 31, 2022, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)	Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

12M SOFR(b)	4.750%	03/15/24	$503,520	$(740,376)	$(724,550)	$(15,826)
12M SOFR(c)	4.430	12/31/24	11,940	(3,404)	(2,223)	(1,181)
4.250%(c)	12M SOFR	03/15/26	81,880	(617,449)	(899,772)	282,323

TOTAL				$(1,361,229)	$(1,626,545)	$265,316

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2022.
(b)	Payments made at maturity.

(c) Payments made annually.

Currency Abbreviations:
JPY	— Japanese Yen
USD	— U.S. Dollar

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
ETF	— Exchange Traded Fund
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company
RB	— Revenue Bond
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Funding Rate
SPDR	— Standard and Poor’s Depository Receipt
STACR	— Structured Agency Credit Risk
STRIPS	— Separate Trading of Registered Interest and Principal of Securities
TSFR	— Term Secured Overnight Financing Rate

Abbreviations:
SOFR	— Secured Overnight Funding Rate

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – 61.7%
Collateralized Mortgage Obligations – 0.9%
Inverse Floaters(a) – 0.0%
GNMA REMIC Series 2002-13, Class SB (-1X 1M USD LIBOR + 37.567%)
$1,335	17.377%	02/16/32	$ 1,364

Regular Floater(a) –0.0%
FHLMC REMIC Series 1760, Class ZB (10 year CMT - 0.600%)
6,635	3.190	05/15/24	6,613

Sequential Fixed Rate – 0.4%
FHLMC REMIC Series 2329, Class ZA
142,801	6.500	06/15/31	145,727
FHLMC REMIC Series 4246, Class PT
48,246	6.500	02/15/36	50,773
FNMA REMIC Series 2011-52, Class GB
242,745	5.000	06/25/41	244,559
FNMA REMIC Series 2011-99, Class DB
237,823	5.000	10/25/41	239,533
FNMA REMIC Series 2012-111, Class B
32,895	7.000	10/25/42	34,915
FNMA REMIC Series 2012-153, Class B
139,637	7.000	07/25/42	149,290
OBX Trust Series 2022-NQM7, Class A1(b)(c)
96,030	5.110	08/25/62	94,738

			959,535

Sequential Floating Rate – 0.5%
JPMorgan Mortgage Trust Series 2021-6, Class A3(b)
366,481	2.500	10/25/51	295,332
JPMorgan Mortgage Trust Series 2021-LTV2, Class A1(b)
575,120	2.520	05/25/52	470,686
Merrill Lynch Mortgage Investors Trust Series 2004-E, Class A2B (6M USD LIBOR + 0.720%)
49,381	4.903 (a)	11/25/29	46,425
OBX Trust Series 2022-NQM7, Class A1(b)
103,056	1.841	10/25/66	86,387
Verus Securitization Trust Series 2021-8, Class A1(b)
82,161	1.824	11/25/66	69,894

			968,724

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			1,936,236

Commercial Mortgage-Backed Securities – 4.3%
Sequential Fixed Rate – 2.0%
BANK Series 2019-BN24, Class A3
$1,400,000	2.960%	11/15/62	$ 1,214,827
BANK Series 2020-BN29, Class A4
600,000	1.997	11/15/53	474,310
BANK Series 2022-BNK39, Class A4
950,000	2.928	02/15/55	799,344
BBCMS Mortgage Trust Series 2021-C12, Class A5
950,000	2.689	11/15/54	785,949
Manhattan West Mortgage Trust Series 2020-1MW, Class A (b)
600,000	2.130	09/10/39	512,790
Wells Fargo Commercial Mortgage Trust Series 2021-C59, Class A5
500,000	2.626	04/15/54	411,096

			4,198,316

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate – 2.3%
BANK Series 2021-BN31, Class AS
$250,000	2.211	%(a)	02/15/54	$ 193,944
BANK Series 2021-BNK37, Class A5
600,000	2.618	(a)	11/15/64	493,323
BBCMS Mortgage Trust Series 2022-C16, Class AS
550,000	4.600		06/15/55	506,911
BX Trust Series 2021-ARIA, Class A(b) (1M USD LIBOR + 0.899%)
900,000	5.217	(a)	10/15/36	854,414
BXHPP Trust Series 2021-FILM, Class A(b) (1M USD LIBOR + 0.650%)
1,600,000	4.968	(a)	08/15/36	1,510,266
Extended Stay America Trust Series 2021-ESH, Class A(b) (1M USD LIBOR + 1.080%)
390,477	5.398	(a)	07/15/38	379,125
Taubman Centers Commercial Mortgage Trust Series 2022-DPM, Class A(b) (1M TSFR LIBOR + 2.186%)
450,000	6.522	(a)	05/15/37	436,643
Wells Fargo Commercial Mortgage Trust Series 2022-C62, Class A4
700,000	4.000	(a)	04/15/55	636,983

				5,011,609

TOTAL COMMERCIAL MORTGAGE- BACKED SECURITIES				$ 9,209,925

Federal Agencies – 56.5%
Adjustable Rate FHLMC(a) – 0.1%
(1 year CMT + 2.224%)
$707	4.349%		11/01/32	$ 715
(1 year CMT + 2.250%)
134,761	4.211		09/01/33	136,381

				137,096

Adjustable Rate FNMA(a) – 0.3%
(12M USD LIBOR + 1.670%)
14,195	3.920		11/01/32	14,177
(6M USD LIBOR + 1.413%)
201,332	3.538		05/01/33	200,322
(1 year CMT + 2.181%)
4,264	3.180		06/01/33	4,318
(12M USD LIBOR + 1.667%)
149,434	3.917		10/01/33	149,529
(1 year CMT + 2.195%)
97,103	2.840		02/01/35	98,658
(12M USD LIBOR + 1.389%)
75,127	3.639		09/01/35	74,865

				541,869

Adjustable Rate GNMA(a) – 0.2%
1,107	2.875		06/20/23	1,099
682	2.625		07/20/23	677
846	2.625		08/20/23	839
2,224	2.625		09/20/23	2,202
1,155	2.625		03/20/24	1,140
12,244	2.875		04/20/24	12,076
1,807	2.875		05/20/24	1,781
13,098	2.875		06/20/24	12,905

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Adjustable Rate GNMA(a) – (continued)
$2,948	3.000%	06/20/24	$ 2,907
3,835	2.625	07/20/24	3,766
5,739	3.000	07/20/24	5,648
8,601	2.625	08/20/24	8,440
5,100	3.000	08/20/24	5,017
4,556	2.625	09/20/24	4,468
5,761	2.000	11/20/24	5,652
2,133	2.000	12/20/24	2,091
5,246	2.500	12/20/24	5,166
3,949	2.625	01/20/25	3,880
2,790	2.625	02/20/25	2,740
10,202	3.000	05/20/25	10,018
11,606	3.000	07/20/25	11,365
5,345	2.625	02/20/26	5,235
266	2.625	07/20/26	259
15,278	2.625	01/20/27	14,956
4,506	2.625	02/20/27	4,411
48,545	2.875	04/20/27	47,511
5,140	2.875	05/20/27	5,031
8,376	2.875	06/20/27	8,198
2,608	1.750	11/20/27	2,526
36	2.000	11/20/27	35
7,927	1.750	12/20/27	7,678
17,941	2.625	01/20/28	17,575
6,119	2.625	02/20/28	5,995
5,935	2.625	03/20/28	5,816
30,968	2.625	07/20/29	30,093
12,803	2.625	08/20/29	12,441
3,539	2.625	09/20/29	3,439
17,084	1.750	10/20/29	16,566
22,210	1.750	11/20/29	21,537
4,419	1.750	12/20/29	4,285
6,744	2.625	01/20/30	6,625
1,861	2.625	02/20/30	1,829
15,787	2.625	03/20/30	15,512
18,510	2.875	04/20/30	18,185
30,517	2.875	05/20/30	29,986
26,653	3.000	05/20/30	26,243
7,197	2.875	06/20/30	7,072
42,214	3.000	07/20/30	41,377
10,144	3.000	09/20/30	9,945
16,238	1.750	10/20/30	15,761
28,072	2.625	03/20/32	27,667

			517,666

FHLMC – 4.7%
12,710	6.500	07/01/28	13,016
104,864	4.500	03/01/29	103,653
2,932	8.000	07/01/30	3,024
6,607	5.000	08/01/33	6,636
1,055	5.000	09/01/33	1,059
2,708	5.000	10/01/33	2,720
1,585	5.000	11/01/34	1,593
58,122	5.000	12/01/34	58,430
4,176	5.000	07/01/35	4,199
64	5.000	11/01/35	65
8,922	5.000	12/01/35	8,998
14,059	5.000	02/01/37	14,207

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
FHLMC – (continued)
$1,063	5.000%	03/01/38	$ 1,074
36,673	5.000	07/01/39	37,107
5,934	4.000	06/01/40	5,752
2,186	5.000	08/01/40	2,215
708	4.500	11/01/40	701
44,088	4.000	02/01/41	42,661
2,235	5.000	06/01/41	2,262
93,829	5.000	07/01/41	95,000
3,229	4.000	11/01/41	3,126
4,489	3.000	05/01/42	4,070
6,184	3.000	08/01/42	5,607
7,634	3.000	01/01/43	6,935
34,608	3.000	02/01/43	31,474
4,752,727	2.000	12/01/51	3,871,097
407,356	2.000	02/01/52	331,512
4,967,001	2.000	04/01/52	4,042,213
647,175	0.000	11/01/52	667,440
655,705	0.000	12/01/52	676,369

			10,044,215

FNMA – 5.3%
2,196	6.500	11/01/28	2,246
26,277	7.000	07/01/31	27,661
250,733	5.500	07/01/33	254,201
2,999,701	2.000	02/01/52	2,443,211
99,138	2.000	03/01/52	80,767
7,279,474	2.000	04/01/52	5,924,362
994,237	5.500	09/01/52	1,012,287
774,764	6.000	11/01/52	799,994
904,648	6.000	12/01/52	931,283

			11,476,012

[H]4GNMA – 17.1%
16,656	7.000	12/15/27	16,989
4,390	6.500	08/15/28	4,462
32,911	6.000	01/15/29	33,573
51,321	7.000	10/15/29	52,878
16,786	5.500	11/15/32	17,178
333,513	5.500	12/15/32	343,821
6,682	5.500	01/15/33	6,830
19,521	5.500	02/15/33	20,113
22,510	5.500	03/15/33	23,143
28,552	5.500	07/15/33	29,221
9,092	5.500	08/15/33	9,321
4,637	5.500	09/15/33	4,745
10,854	5.500	04/15/34	11,121
7,792	5.500	05/15/34	7,964
143,214	5.500	06/15/34	147,925
101,568	5.500	09/15/34	105,105
110,204	5.500	12/15/34	114,135
80,953	5.500	01/15/35	83,955
34,692	5.000	03/15/38	35,297
2,864	4.000	02/20/41	2,761
4,550	4.000	11/20/41	4,384
755	4.000	01/20/42	727
2,411	4.000	04/20/42	2,323
1,492	4.000	10/20/42	1,437

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
GNMA – (continued)
$165,650	4.000%	08/20/43	$ 160,897
2,148	4.000	03/20/44	2,086
2,654	4.000	05/20/44	2,577
184,600	4.000	11/20/44	179,016
818,609	4.000	06/20/45	793,844
183,210	4.000	01/20/46	177,095
1,247,733	3.500	04/20/47	1,164,112
737,242	3.500	12/20/47	687,834
129,207	4.500	02/20/48	127,513
519,959	4.500	05/20/48	511,029
290,722	4.500	08/20/48	285,457
68,609	5.000	08/20/48	69,014
2,374,407	4.500	09/20/48	2,331,400
555,653	5.000	10/20/48	558,585
322,360	5.000	11/20/48	324,061
493,881	5.000	12/20/48	496,487
494,204	4.500	01/20/49	485,561
681,190	5.000	01/20/49	684,093
843,755	4.000	02/20/49	806,892
80,701	4.500	03/20/49	79,290
431,147	5.000	03/20/49	432,849
555,637	4.500	10/20/49	543,662
2,154,761	3.000	11/20/49	1,937,872
1,395,694	3.000	02/20/50	1,254,434
460,317	3.000	03/20/50	413,482
148,174	3.500	01/20/51	137,380
570,630	3.500	02/20/51	530,089
915,731	3.000	12/20/51	818,547
539,682	3.000	02/20/52	481,069
2,000,000	2.000	01/23/53(d)	1,677,940
5,000,000	2.500	01/23/53(d)	4,331,216
5,000,000	3.000	TBA-30yr(d)	4,453,382
1,000,000	3.500	TBA-30yr(d)	918,780
2,000,000	4.000	TBA-30yr(d)	1,893,344
5,000,000	5.500	TBA-30yr(d)	5,025,328
1,000,000	6.000	TBA-30yr(d)	1,015,845

			36,871,470

UMBS – 15.5%
337	5.500	02/01/23	337
7,766	5.500	08/01/23	7,734
685	4.500	07/01/36	678
854	4.500	04/01/39	846
4,046	4.500	05/01/39	4,004
1,820	4.000	08/01/39	1,762
8,617	4.500	08/01/39	8,530
149,180	4.500	12/01/39	147,674
7,752	4.500	01/01/41	7,675
7,948	4.500	05/01/41	7,867
43,963	4.500	08/01/41	43,560
67,120	4.500	08/01/42	66,769
6,389	3.000	11/01/42	5,778
98,437	3.000	12/01/42	89,644
246,158	3.000	01/01/43	224,488
43,506	3.000	02/01/43	39,680
311,066	3.000	03/01/43	283,709
521,898	3.000	04/01/43	475,997
335,544	3.000	05/01/43	306,007

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
UMBS – (continued)
$62,420	3.000%	06/01/43	$ 56,871
518,996	3.000	07/01/43	472,864
516,471	4.500	10/01/44	510,256
299,244	4.000	12/01/44	289,334
510,381	4.500	04/01/45	507,232
61,586	4.500	05/01/45	61,168
219,598	4.500	06/01/45	216,955
1,827,668	3.500	07/01/45	1,692,704
598,235	4.000	08/01/45	578,423
204,785	4.000	11/01/45	196,772
1,817,146	4.000	01/01/46	1,746,041
62,284	4.000	03/01/46	59,645
4,981	4.500	05/01/46	4,905
35,843	4.000	06/01/46	34,220
52,604	4.500	08/01/46	51,803
10,377	4.000	08/01/46	9,907
93,827	4.000	10/01/46	89,578
33,425	4.500	06/01/47	32,955
597,015	4.500	11/01/47	589,041
212,091	4.000	12/01/47	204,603
199,516	4.000	01/01/48	192,285
726,509	4.000	02/01/48	699,013
510,849	4.000	03/01/48	490,898
610,839	4.000	06/01/48	588,128
189,525	4.000	08/01/48	181,827
875,340	5.000	11/01/48	886,864
1,089,948	4.500	01/01/49	1,066,959
302,442	4.500	03/01/49	295,968
680,961	4.500	04/01/49	666,053
556,068	3.500	07/01/49	517,095
361,576	3.500	08/01/49	336,235
1,240,009	3.000	09/01/49	1,111,575
1,252,379	3.000	12/01/49	1,116,011
1,812,491	4.000	03/01/50	1,734,483
1,899,152	4.500	03/01/50	1,859,423
2,866,972	2.500	09/01/50	2,474,844
1,342,710	3.000	12/01/50	1,199,863
6,716,735	2.500	05/01/51	5,737,344
11,959	4.500	05/01/51	11,549
235,390	4.500	04/01/52	226,574
42,642	5.000	05/01/52	42,764
565,235	5.000	06/01/52	566,671
2,274,746	5.000	07/01/52	2,278,083
30,681	5.000	08/01/52	30,725

			33,439,250

UMBS, 30 Year, Single Family – 13.3%
3,000,000	6.000	01/12/53(d)	2,030,938
8,000,000	5.500	01/23/53(d)	8,023,754
9,000,000	3.500	TBA-30yr	8,185,073
5,000,000	2.500	TBA-30yr(d)	4,239,063
493,506	2.000	04/01/52	401,637

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
UMBS, 30 Year, Single Family – (continued)
$6,999,699	2.000%	04/01/52	$ 5,696,668

			28,577,133

TOTAL FEDERAL AGENCIES			$121,604,711

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $139,029,935)			$132,750,872

Agency Debentures – 25.2%
Sovereign – 25.2%
FFCB
$2,180,000	3.430%	12/06/28	$ 2,066,575
720,000	5.270	05/01/29	752,364
FHLB
3,620,000	3.500	06/11/32	3,266,797
FNMA
2,600,000	6.250	05/15/29	2,903,108
27,000,000	0.875	08/05/30	21,452,850
4,000,000	6.625	11/15/30	4,665,880
Israel Government AID Bond(e)
700,000	5.500	04/26/24	705,215
Tennessee Valley Authority
20,150,000	0.750	05/15/25	18,457,601

TOTAL AGENCY DEBENTURES (Cost $60,614,275)			$ 54,270,390

Asset-Backed Securities(a) – 2.0%
Collateralized Loan Obligations(b) – 0.4%
Towd Point Mortgage Trust Series 2017-4, Class A2
$1,030,153	3.000%	06/25/57	$ 883,034

Student Loan – 1.6%
ECMC Group Student Loan Trust Series 2018-2A, Class A(b) (1M USD LIBOR + 0.800%)
982,113	5.189	09/25/68	932,552
Higher Education Funding I Series 2014-1, Class A(b) (3M USD LIBOR + 1.050%)
192,054	5.807	05/25/34	191,887
Navient Student Loan Trust Series 2017-4A, Class A2(b) (1M USD LIBOR + 0.500%)
27,071	4.889	09/27/66	27,068
PHEAA Student Loan Trust Series 2016-1A, Class A(b) (1M USD LIBOR + 1.150%)
606,040	5.539	09/25/65	595,939
Scholar Funding Trust Series 2013-A, Class A(b) (1M USD LIBOR + 0.650%)
1,093,096	5.039	01/30/45	1,046,802

Principal Amount	Interest Rate		Maturity Date	Value

Asset-Backed Securities(a) – (continued)
Student Loan – (continued)
SLM Student Loan Trust Series 2008-5, Class A4 (3M USD LIBOR + 1.700%)
$491,185	6.058%		07/25/23	$ 482,803

				3,277,051

TOTAL ASSET-BACKED SECURITIES (Cost $4,455,118)				$ 4,160,085

Municipal Debt Obligations – 1.0%
New Jersey – 1.0%
New Jersey Economic Development Authority Series A
$2,000,000	7.425%		02/15/29	$ 2,153,005
(Cost $2,000,000)

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $2,000,000)				$ 2,153,005

Sovereign Debt Obligations(e) – 0.2%
Sovereign – 0.2%
Israel Government AID Bond
$500,000	5.500%		12/04/23	$ 502,630
(Cost $510,675)

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $510,675)				$ 502,630

U.S. Treasury Obligations – 28.6%
United States Treasury Bonds
$1,890,000	3.875	%(f)	08/15/40	$ 1,845,112
3,200,000	1.875		02/15/41	2,264,000
3,040,000	2.250		05/15/41	2,285,700
900,000	3.125		11/15/41	777,937
3,500,000	3.750		11/15/43	3,285,078
3,830,000	3.625		02/15/44	3,520,608
9,390,000	3.375		05/15/44	8,291,077
3,320,000	3.125		08/15/44	2,810,069
6,400,000	2.875		11/15/46	5,147,000
5,080,000	2.750		11/15/47	3,985,419
530,000	2.375		11/15/49	385,575
1,190,000	2.000		02/15/50	790,048
2,020,000	2.375		05/15/51	1,456,294
United States Treasury Notes
1,220,000	0.750		01/31/28	1,037,667
6,660,000	1.125		02/29/28	5,766,103
6,430,000	1.250		03/31/28	5,590,584
12,860,000	3.125		11/15/28	12,261,206

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – (continued)
United States Treasury Strip Coupon(g)
$4,000	0.000%	11/15/35	$ 2,348

TOTAL U.S. TREASURY OBLIGATIONS (Cost $74,810,525)			$ 61,501,825

TOTAL INVESTMENTS – 118.7% (Cost $281,420,528)			$255,338,807

OTHER ASSETS IN EXCESS OF LIABILITIES – (18.7)%			(40,199,377)

NET ASSETS – 100.0%			$215,139,430

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2022.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on December 31, 2022.

(d)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $33,609,590 which represents approximately 15.6% of net assets as of December 31, 2022.

(e)	Guaranteed by the United States Government until maturity. Total market value for these securities amounts to $1,207,845, which represents approximately 1% of the Fund’s net assets as of December 31, 2022

(f)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(g)	Issued with a zero coupon. Income is recognized through the accretion of discount.

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACTS — At December 31, 2022, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

UMBS, 30 Year, Single Family	2.000%	TBA-30yr	07/25/51	$(7,000,000)	$(5,713,531)
UMBS, 30 Year, Single Family	3.000	TBA-30yr	01/12/53	(1,000,000)	(878,516)
UMBS, 30 Year, Single Family	5.000	TBA-30yr	01/12/53	(1,000,000)	(986,094)
GNMA	4.500	TBA-30yr	01/23/53	(2,000,000)	(1,940,643)
GNMA	5.000	TBA-30yr	01/23/53	(2,000,000)	(1,981,696)

(PROCEEDS RECEIVABLE: $ (11,668,047))					$(11,500,480)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At December 31, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
2 Year U.S. Treasury Notes	21	03/31/23	$4,306,641	$(4,794)
5 Year U.S. Treasury Notes	47	03/31/23	5,072,695	(2,706)

Total				$(7,500)

Short position contracts:
10 Year U.S. Treasury Notes	(180)	03/22/23	(20,512,657)	248,839
20 Year U.S. Treasury Bonds	(81)	03/22/23	(10,152,844)	119,213
Ultra Long U.S. Treasury Bonds	(45)	03/22/23	(6,044,062)	92,640

Total				$460,692

TOTAL FUTURES CONTRACTS				$453,192

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund(a)	Payments Received by Fund	Termination Date	Notional Amount (000s)(b)	Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3M LIBOR	4.430%(a)	12/31/24	$6,650	$(1,896)	$9,075	$(10,971)
3M LIBOR	2.500(a)	06/04/29	3,190	(40,048)	(2,150)	(37,898)
2.570%	3M LIBOR(a)	06/04/31	8,420	95,133	8,216	86,917
2.680	12M SOFR(a)	07/28/32	480	11,821	(2,399)	14,220
3.750	3M LIBOR(a)	03/15/33	500	(9,079)	(12,346)	3,267
3M LIBOR	2.730(a)	06/04/33	5,340	(53,662)	(4,529)	(49,133)
3M LIBOR	2.910(a)	07/28/37	1,140	(21,090)	2,031	(23,121)
3M LIBOR	2.720(a)	08/11/37	6,700	(165,251)	(194,769)	29,518
2.080	12M SOFR(a)	07/28/47	780	9,766	(496)	10,262
2.170	3M LIBOR(a)	08/11/52	3,240	132,715	132,806	(91)

TOTAL				$(41,591)	$(64,561)	$22,970

(a)	Payments made annually.
(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2022.

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contract
Calls
1Y IRS	Citibank NA	2.400%	07/28/2023	2,000,000	$2,000,000	$11,476	$67,000	$(55,524)

Written option contracts
Calls
1Y IRS	BofA Securities LLC	2.944	12/15/2023	(3,450,000)	(3,450,000)	(81,476)	(128,512)	47,037
1Y IRS	Citibank NA	1.750	07/28/2023	(2,000,000)	(2,000,000)	(3,331)	(25,000)	21,668
1Y IRS	Citibank NA	2.075	07/28/2023	(2,000,000)	(2,000,000)	(6,262)	(42,000)	35,738

				(7,450,000)	$(7,450,000)	$(91,069)	$(195,512)	$104,443

Puts
1Y IRS	BofA Securities LLC	2.944	12/15/2023	(3,450,000)	(3,450,000)	(206,594)	(128,513)	(78,081)

Total written option contracts				(10,900,000)	$(10,900,000)	$(297,663)	$(324,025)	$26,362

TOTAL				(8,900,000)	$(8,900,000)	$(286,187)	$(257,025)	$(29,162)

Currency Abbreviations:
USD	— U.S. Dollar

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Investment Abbreviations:
CMT	— Constant Maturity Treasury Indexes
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
REMIC	— Real Estate Mortgage Investment Conduit
TSFR	— Term Secured Overnight Financing Rate
UMBS	— Uniform Mortgage Backed Securities

Abbreviations:
1Y IRS	— 1 Year Interest Rate Swaptions
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
SOFR	— Secured Overnight Funding Rate

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Schedule of Investments

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

U.S. Treasury Obligations – 97.9%
United States Treasury Inflation Indexed Bonds
$15,923,061	2.125%		02/15/40	$ 16,827,020
14,818,163	1.375		02/15/44	13,700,372
12,527,262	0.750		02/15/45	10,111,723
11,527,564	1.000		02/15/48	9,656,589
2,036,738	1.000		02/15/49	1,703,875
6,131,110	0.250		02/15/50	4,133,680
8,412,075	0.125		02/15/51	5,415,191
United States Treasury Inflation Indexed Notes
748,734	0.125	(a)	01/15/23	746,964
5,704,443	0.500		04/15/24	5,548,220
34,249,391	0.125		10/15/24	32,995,762
17,061,596	0.125		04/15/25	16,252,339
16,309,500	0.375		07/15/25	15,662,654
10,794,866	0.125		10/15/25	10,254,668
4,251,196	0.625		01/15/26	4,078,885
18,213,607	0.125		04/15/26	17,113,886
12,468,293	0.125		07/15/26	11,743,547
20,380,510	0.125		10/15/26	19,105,341
11,558,270	0.375		01/15/27	10,891,421
14,653,863	0.375		07/15/27	13,809,105
22,348,000	0.500		01/15/28	21,013,899
13,164,606	0.750		07/15/28	12,536,737
55,805,983	0.875		01/15/29	53,132,529
8,783,346	0.250		07/15/29	8,036,693
18,978,399	0.125		07/15/30	16,979,830
7,165,572	0.125		01/15/31	6,354,578
30,461,950	0.125		07/15/31	26,872,966
7,900,735	0.125		01/15/32	6,910,836
11,075,940	0.625		07/15/32	10,141,489

TOTAL U.S. TREASURY OBLIGATIONS (Cost $432,957,445)				$381,730,799

Shares	Dividend Rate	Value

Investment Company(b) –0.5%
Goldman Sachs Financial Square Government Fund - Institutional Shares
1,988,392	4.159%	$ 1,988,392
(Cost $1,988,392)

TOTAL INVESTMENTS – 98.4% (Cost $434,945,837)		$383,719,191

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.6%		6,282,737

NET ASSETS – 100.0%		$390,001,928

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(b)	Represents an Affiliated Issuer.

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At December 31, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	19	03/22/23	$2,247,344	$(64,126)
5 Year U.S. Treasury Notes	187	03/31/23	20,182,852	(207,274)
Ultra Long U.S. Treasury Bonds	11	03/22/23	1,378,781	(21,166)

Total				$(292,566)

Short position contracts:
10 Year U.S. Treasury Notes	(147)	03/22/23	(16,507,641)	249,312
2 Year U.S. Treasury Notes	(127)	03/31/23	(26,044,922)	11,653
Ultra Long U.S. Treasury Bonds	(29)	03/22/23	(3,895,062)	72,152

Total				$333,117

TOTAL FUTURES CONTRACTS				$40,551

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At December 31, 2022, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

2.251%(a)	1T CPI-U(a)	02/20/24	$13,700		$1,230,576	$27	$1,230,549
2.103(a)	1T CPI-U(a)	12/14/24	10,000		1,022,454	37	1,022,417
12M SOFR(b)	4.430%(b)	12/31/24	25,500	(c)	—	33,320	(33,320)
2.007(a)	1T CPI-U(a)	02/07/26	6,300		690,778	37	690,741
12M SOFR(b)	4.000(b)	03/15/28	20	(c)	277	456	(179)
1T CPI-U(a)	2.103(a)	02/07/29	6,300		(717,980)	59	(718,039)
12M SOFR(b)	2.500(b)	06/04/29	12,390	(c)	(155,548)	(8,349)	(147,199)
3.750(b)	12M SOFR(b)	03/15/30	9,080	(c)	(90,966)	(215,971)	125,005
2.570(b)	SOFR(b)	06/04/31	32,680	(c)	369,232	31,903	337,329
2.680(b)	12M SOFR(b)	07/28/32	4,760	(c)	117,232	84,439	32,793
3.750(b)	12M SOFR(b)	03/15/33	1,750	(c)	(31,775)	(43,207)	11,432
12M SOFR(b)	2.730(b)	06/04/33	20,740	(c)	(208,418)	(17,577)	(190,841)
12M SOFR(b)	2.910(b)	07/28/37	11,700	(c)	(216,448)	(163,888)	(52,560)
12M SOFR(b)	2.720(b)	08/11/37	31,370	(c)	(773,722)	(691,268)	(82,454)
2.080(b)	12M SOFR(b)	07/28/47	8,840	(c)	110,678	69,716	40,962
2.170(b)	12M SOFR(b)	08/11/52	15,150	(c)	620,567	480,766	139,801

TOTAL					$1,966,937	$(439,500)	$2,406,437

(a)	Payments made at maturity.
(b)	Payments made annually.
(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2022.

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At December 31, 2022, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
1Y IRS	BofA Securities LLC	2.944%	12/15/2023	(3,350,000)	$(3,350,000)	$(79,114)	$(124,788)	$45,674
1Y IRS	Citibank NA	2.977	12/13/2023	(3,370,000)	(3,370,000)	(82,287)	(134,968)	52,681
1Y IRS	Citibank NA	3.007	12/13/2023	(3,370,000)	(3,370,000)	(85,378)	(134,716)	49,338
1Y IRS	JPMorgan Securities, Inc.	3.020	12/14/2023	(3,370,000)	(3,370,000)	(87,106)	(130,924)	43,819

				(13,460,000)	$(13,460,000)	$(333,885)	$(525,396)	$191,512

Puts
1Y IRS	BofA Securities LLC	2.944	12/15/2023	(3,350,000)	(3,350,000)	(200,606)	(124,788)	(75,818)
1Y IRS	Citibank NA	2.977	12/13/2023	(3,370,000)	(3,370,000)	(196,021)	(134,968)	(61,053)
1Y IRS	Citibank NA	3.007	12/13/2023	(3,370,000)	(3,370,000)	(190,958)	(134,716)	(56,242)
1Y IRS	JPMorgan Securities, Inc.	3.020	12/14/2023	(3,370,000)	(3,370,000)	(188,826)	(130,925)	(57,902)

				(13,460,000)	$(13,460,000)	$(776,411)	$(525,397)	$(251,015)

Total written option contracts				(26,920,000)	$(26,920,000)	$(1,110,296)	$(1,050,793)	$(59,503)

TOTAL				(26,920,000)	$(26,920,000)	$(1,110,296)	$(1,050,793)	$(59,503)

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Currency Abbreviations:
USD	— U.S. Dollar

Abbreviations:
1Y IRS	— 1 Year Interest Rate Swaptions
SOFR	— Secured Overnight Funding Rate

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 57.3%
Advertising(a)(b) – 0.3%
Outfront Media Capital LLC/Outfront Media Capital Corp.
$4,405,000	6.250%		06/15/25	$ 4,383,592

Aerospace & Defense(b) – 1.8%
Howmet Aerospace, Inc.
1,491,000	5.125		10/01/24	1,471,975
1,265,000	6.875		05/01/25	1,299,218
Teledyne Technologies, Inc.
9,375,000	1.600		04/01/26	8,380,313
The Boeing Co.
11,850,000	4.875		05/01/25	11,754,370
5,400,000	2.600		10/30/25	5,034,906

				27,940,782

Agriculture(b) – 0.5%
BAT International Finance PLC
8,000,000	1.668		03/25/26	7,083,120

Airlines(b) – 0.1%
Delta Air Lines, Inc.
1,960,000	3.800		04/19/23	1,943,634

Automotive – 1.6%
Ford Motor Credit Co. LLC(b)
5,639,000	2.300		02/10/25	5,147,730
250,000	4.687		06/09/25	238,722
General Motors Financial Co., Inc.(b)
1,100,000	3.950		04/13/24	1,078,341
8,800,000	1.500		06/10/26	7,638,664
The Goodyear Tire & Rubber Co.
3,235,000	9.500	(b)	05/31/25	3,345,411
Volkswagen Group of America Finance LLC
5,800,000	3.950	(a)	06/06/25	5,615,154
ZF North America Capital, Inc.
900,000	4.750	(a)	04/29/25	855,783

				23,919,805

Banks – 22.1%
Banco do Brasil SA
3,350,000	4.750		03/20/24	3,294,097
Banco Santander SA
1,600,000	2.746		05/28/25	1,498,016
Bank of America Corp.
9,025,000	4.000		01/22/25	8,833,760
23,950,000	3.950		04/21/25	23,331,611
(SOFR + 0.910%)
20,250,000	0.981	(b)(c)	09/25/25	18,678,802
(SOFR + 1.110%)
12,245,000	3.841	(b)(c)	04/25/25	11,952,834
Barclays PLC(b)(c)
(3M USD LIBOR + 1.610%)
1,850,000	3.932		05/07/25	1,793,686
(SOFR + 2.714%)
3,600,000	2.852		05/07/26	3,342,420
BNP Paribas SA(a)
10,000,000	4.375		09/28/25	9,737,700
(SOFR + 2.074%)
3,275,000	2.219	(b)(c)	06/09/26	3,017,389

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
BPCE SA(a)
$850,000	2.375%		01/14/25	$ 791,860
(SOFR + 1.520%)
3,675,000	1.652	(b)(c)	10/06/26	3,266,781
Citigroup, Inc.
1,525,000	3.875		03/26/25	1,484,039
1,375,000	4.400		06/10/25	1,349,673
1,800,000	4.600		03/09/26	1,771,182
(SOFR + 0.686%)
3,700,000	0.776	(b)(c)	10/30/24	3,550,076
(SOFR + 0.694%)
15,075,000	2.014	(b)(c)	01/25/26	13,959,148
(SOFR + 1.372%)
7,355,000	4.140	(b)(c)	05/24/25	7,242,616
(SOFR + 2.842%)
14,275,000	3.106	(b)(c)	04/08/26	13,501,866
Credit Agricole SA
5,700,000	4.375		03/17/25	5,502,723
Credit Suisse AG
9,400,000	6.500	(a)	08/08/23	9,096,662
11,225,000	3.700		02/21/25	10,340,358
675,000	2.950		04/09/25	608,951
Credit Suisse Group AG(a)(b)(c)
(3M USD LIBOR + 1.240%)
2,100,000	4.207		06/12/24	2,046,870
(SOFR + 2.044%)
9,600,000	2.193		06/05/26	8,201,376
Deutsche Bank AG
13,025,000	3.700		05/30/24	12,641,544
(SOFR + 2.159%)
1,525,000	2.222	(b)(c)	09/18/24	1,472,540
Fifth Third Bancorp
690,000	2.375	(b)	01/28/25	654,389
First Horizon Corp.
1,500,000	4.000	(b)	05/26/25	1,458,150
First-Citizens Bank & Trust Co.(b)(c)
(SOFR + 3.827%)
5,210,000	3.929		06/19/24	5,161,234
(TSFR3M + 1.715%)
1,050,000	2.969		09/27/25	991,095
HSBC Holdings PLC (SOFR + 1.538%)
8,675,000	1.645	(b)(c)	04/18/26	7,833,178
ING Groep NV(a)
5,000,000	4.625		01/06/26	4,878,050
(1 year CMT + 1.100%)
4,750,000	1.400	(b)(c)	07/01/26	4,266,117
JPMorgan Chase & Co.(b)(c)
(SOFR + 0.420%)
5,150,000	0.563		02/16/25	4,857,634
(SOFR + 0.605%)
6,525,000	1.561		12/10/25	6,037,387
(SOFR + 0.800%)
9,200,000	1.045		11/19/26	8,122,956
(SOFR + 1.850%)
6,360,000	2.083		04/22/26	5,901,635
(TSFR3M + 1.585%)
22,175,000	2.005		03/13/26	20,523,406

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Lloyds Banking Group PLC
$1,525,000	4.500%		11/04/24	$ 1,489,330
Macquarie Group Ltd. (SOFR + 1.069%)
2,100,000	1.340	(a)(b)(c)	01/12/27	1,824,732
Mitsubishi UFJ Financial Group, Inc.
3,025,000	1.412		07/17/25	2,747,184
Morgan Stanley(b)(c)
(SOFR + 0.509%)
11,250,000	0.791		01/22/25	10,654,087
(SOFR + 0.525%)
3,700,000	0.790		05/30/25	3,447,549
(SOFR + 0.720%)
4,025,000	0.985		12/10/26	3,532,340
(SOFR + 0.745%)
2,125,000	0.864		10/21/25	1,953,279
(SOFR + 1.990%)
20,275,000	2.188		04/28/26	18,815,200
Natwest Group PLC(b)(c)
(1 year CMT + 2.150%)
1,325,000	2.359		05/22/24	1,306,066
(3M USD LIBOR + 1.550%)
6,505,000	4.519		06/25/24	6,446,390
Santander Holdings USA, Inc. (SOFR + 1.380%)
4,835,000	4.260	(b)(c)	06/09/25	4,685,695
Santander UK Group Holdings PLC (SOFR + 0.787%)
9,700,000	1.089	(b)(c)	03/15/25	9,078,715
Standard Chartered PLC (1 year CMT + 0.780%)
2,275,000	0.991	(a)(b)(c)	01/12/25	2,143,255
Sumitomo Mitsui Financial Group, Inc.
1,925,000	1.474		07/08/25	1,754,195
Wells Fargo & Co.(b)(c)
(SOFR + 1.560%)
9,910,000	4.540		08/15/26	9,720,323
(SOFR + 2.000%)
7,200,000	2.188		04/30/26	6,701,400

				339,293,551

Building Materials(b) – 0.9%
Carrier Global Corp.
15,325,000	2.242		02/15/25	14,451,781
JELD-WEN, Inc.
125,000	4.875	(a)	12/15/27	94,265
Summit Materials LLC/Summit Materials Finance Corp.
115,000	6.500	(a)	03/15/27	113,274

				14,659,320

Chemicals(b) – 0.8%
Celanese US Holdings LLC
900,000	3.500		05/08/24	869,760
International Flavors & Fragrances, Inc.
5,225,000	1.230	(a)	10/01/25	4,619,631
Methanex Corp.
3,500,000	4.250		12/01/24	3,370,360
OCI NV
1,043,000	4.625	(a)	10/15/25	996,889
Sasol Financing USA LLC
450,000	5.875		03/27/24	438,750

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Chemicals(b) – (continued)
SPCM SA
$1,650,000	3.125	%(a)	03/15/27	$ 1,427,811

				11,723,201

Commercial Services – 0.8%
Global Payments, Inc.
3,175,000	1.200	(b)	03/01/26	2,767,838
Prime Security Services Borrower LLC/Prime Finance, Inc.
7,400,000	5.250	(a)	04/15/24	7,277,826
The ADT Security Corp.
2,050,000	4.125		06/15/23	2,036,798

				12,082,462

Computers(b) – 0.8%
Dell International LLC/EMC Corp.
10,665,000	5.850		07/15/25	10,797,993
NetApp, Inc.
1,300,000	1.875		06/22/25	1,198,041

				11,996,034

Diversified Financial Services – 3.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust(b)
5,925,000	3.500		01/15/25	5,657,486
640,000	6.500		07/15/25	650,150
Air Lease Corp.(b)
1,500,000	2.300		02/01/25	1,398,450
1,100,000	3.375		07/01/25	1,037,388
5,175,000	1.875		08/15/26	4,504,734
Aviation Capital Group LLC
1,725,000	1.950	(a)(b)	01/30/26	1,502,751
Avolon Holdings Funding Ltd.(a)(b)
1,075,000	3.950		07/01/24	1,030,366
2,075,000	2.875		02/15/25	1,917,093
Capital One Financial Corp.
6,050,000	3.200	(b)	02/05/25	5,825,666
LD Holdings Group LLC
3,610,000	6.500	(a)(b)	11/01/25	2,460,684
Navient Corp.
915,000	5.500		01/25/23	913,316
Nomura Holdings, Inc.
2,695,000	5.099		07/03/25	2,667,646
OneMain Finance Corp.(b)
4,390,000	6.125		03/15/24	4,246,315
PennyMac Financial Services, Inc.
2,160,000	5.375	(a)(b)	10/15/25	1,957,046
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
10,460,000	2.875	(a)(b)	10/15/26	9,004,596
Synchrony Financial
4,260,000	4.875	(b)	06/13/25	4,155,886

				48,929,573

Electrical – 2.0%
Avangrid, Inc.
1,375,000	3.200	(b)	04/15/25	1,314,418
DTE Energy Co.
3,375,000	1.050	(b)	06/01/25	3,057,851

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electrical – (continued)
Enel Finance International NV
$7,875,000	1.375	%(a)(b)	07/12/26	$ 6,822,585
Entergy Corp.
2,800,000	0.900	(b)	09/15/25	2,495,080
Korea Hydro & Nuclear Power Co., Ltd.
3,950,000	4.250	(a)	07/27/27	3,779,162
NRG Energy, Inc.(a)(b)
4,525,000	3.750		06/15/24	4,357,756
2,855,000	5.250		06/15/29	2,522,364
Vistra Operations Co. LLC(a)(b)
3,325,000	3.550		07/15/24	3,190,836
2,965,000	5.000		07/31/27	2,759,259

				30,299,311

Electrical Components & Equipment(a)(b) – 0.2%
Wesco Distribution, Inc.
2,845,000	7.125		06/15/25	2,883,920

Electronics(a) – 0.2%
Sensata Technologies B.V.
3,000,000	5.000		10/01/25	2,934,780

Energy-Alternate Sources(a)(b) – 0.0%
Greenko Dutch B.V.
191,000	3.850		03/29/26	165,693
Greenko Wind Projects Mauritius Ltd.
200,000	5.500		04/06/25	186,350

				352,043

Engineering & Construction(b) – 0.2%
AECOM
2,750,000	5.125		03/15/27	2,661,945

Entertainment(a) – 1.9%
Banijay Entertainment SASU
930,000	5.375	(b)	03/01/25	877,622
Caesars Entertainment, Inc.
1,895,000	6.250	(b)	07/01/25	1,843,684
Caesars Resort Collection LLC/CRC Finco, Inc.
6,300,000	5.750	(b)	07/01/25	6,174,000
Six Flags Theme Parks, Inc.(b)
1,125,000	7.000		07/01/25	1,134,416
Warnermedia Holdings, Inc.
6,900,000	3.428		03/15/24	6,696,864
5,500,000	3.528	(b)	03/15/24	5,329,445
6,900,000	3.638		03/15/25	6,563,004

				28,619,035

Environmental(a)(b) – 0.5%
GFL Environmental, Inc.
3,880,000	3.750		08/01/25	3,664,194
4,860,000	5.125		12/15/26	4,671,092

				8,335,286

Food & Drug Retailing(b) – 0.6%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/
Albertson’s LLC(a)
3,630,000	3.250		03/15/26	3,313,537
110,000	7.500		03/15/26	112,608

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Food & Drug Retailing(b) – (continued)
B&G Foods, Inc.
$2,050,000	5.250%		04/01/25	$ 1,806,029
Performance Food Group, Inc.
3,020,000	6.875	(a)	05/01/25	3,024,349
US Foods, Inc.
1,055,000	6.250	(a)	04/15/25	1,046,444

				9,302,967

Gaming(b) – 0.4%
MGM Resorts International
2,040,000	6.750		05/01/25	2,056,157
3,511,000	5.750		06/15/25	3,412,200

				5,468,357

Gas(b) – 0.6%
NiSource, Inc.
11,050,000	0.950		08/15/25	9,966,990

Healthcare Providers & Services – 1.5%
Centene Corp.(b)
1,900,000	4.250		12/15/27	1,784,195
8,410,000	2.450		07/15/28	7,095,770
HCA, Inc.
8,810,000	5.375		02/01/25	8,800,485
6,000,000	5.875	(b)	02/15/26	6,038,340

				23,718,790

Household Products(b) – 0.0%
Spectrum Brands, Inc.
114,000	5.750		07/15/25	112,820

Housewares(b) – 0.2%
Newell Brands, Inc.
2,770,000	4.875		06/01/25	2,702,384

Insurance – 0.4%
American International Group, Inc.
1,333,000	2.500	(b)	06/30/25	1,255,806
Athene Global Funding
1,725,000	1.450	(a)	01/08/26	1,512,877
Equitable Financial Life Global Funding
1,550,000	1.400	(a)	07/07/25	1,406,191
Great-West Lifeco US Finance 2020 LP
2,000,000	0.904	(a)(b)	08/12/25	1,780,560

				5,955,434

Internet – 1.4%
Netflix, Inc.
3,265,000	5.875		02/15/25	3,306,498
4,000,000	3.625	(a)(b)	06/15/25	3,829,320
NortonLifeLock, Inc.
3,110,000	6.750	(a)(b)	09/30/27	3,053,523
Prosus NV
7,030,000	3.257	(a)(b)	01/19/27	6,309,425
Uber Technologies, Inc.
4,340,000	7.500	(a)(b)	05/15/25	4,346,206

				20,844,972

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Investment Companies – 0.4%
Blackstone Private Credit Fund
$6,000,000	4.700%		03/24/25	$ 5,752,680

Iron/Steel(b) – 0.3%
Mineral Resources Ltd.
3,555,000	8.000	(a)	11/01/27	3,630,544
Steel Dynamics, Inc.
345,000	2.400		06/15/25	323,196

				3,953,740

Leisure Time(a)(b) – 0.5%
NCL Corp. Ltd.
2,245,000	5.875		02/15/27	1,943,182
Royal Caribbean Cruises Ltd.
4,880,000	11.500		06/01/25	5,241,852

				7,185,034

Lodging(b) – 0.3%
Marriott International, Inc.
4,918,000	5.750		05/01/25	4,970,032

Machinery - Construction & Mining(a)(b) – 0.0%
The Manitowoc Co., Inc.
125,000	9.000		04/01/26	116,906

Machinery-Diversified(b) – 0.5%
Husky III Holding Ltd.(d)
1,104,000	13.000	(a)	02/15/25	977,691
Mueller Water Products, Inc.
2,985,000	4.000	(a)	06/15/29	2,624,233
Otis Worldwide Corp.
4,000,000	2.056		04/05/25	3,745,480

				7,347,404

Media – 1.4%
AMC Networks, Inc.
4,486,000	4.750	(b)	08/01/25	3,443,274
Charter Communications Operating LLC/Charter Communications Operating Capital(b)
8,925,000	4.908		07/23/25	8,752,747
(3M USD LIBOR + 1.650%)
1,275,000	6.090	(c)	02/01/24	1,281,375
CSC Holdings LLC
4,120,000	5.250		06/01/24	3,840,252
DISH DBS Corp.
5,065,000	5.875		11/15/24	4,724,126
Scripps Escrow, Inc.
120,000	5.875	(a)(b)	07/15/27	107,472

				22,149,246

Mining(a)(b) – 0.2%
Glencore Funding LLC
4,200,000	1.625		09/01/25	3,805,746

Miscellaneous Manufacturing(b) – 0.2%
Amsted Industries, Inc.
2,754,000	5.625	(a)	07/01/27	2,630,593

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Miscellaneous Manufacturing(b) – (continued)
Hillenbrand, Inc.
$890,000	5.750%		06/15/25	$ 891,771

				3,522,364

Multi-National(a)(b) – 0.1%
The African Export-Import Bank
1,050,000	2.634		05/17/26	930,846
1,130,000	3.798		05/17/31	932,307

				1,863,153

Office & Business Equipment(a)(b) – 0.3%
Xerox Holdings Corp.
4,495,000	5.000		08/15/25	4,137,423

Oil Field Services(b) – 1.1%
Canadian Natural Resources Ltd.
1,875,000	2.050		07/15/25	1,745,006
Continental Resources, Inc.
6,800,000	3.800		06/01/24	6,611,776
Devon Energy Corp.
120,000	5.250		09/15/24	120,001
EQT Corp.
2,625,000	6.125		02/01/25	2,632,035
Petroleos Mexicanos
210,000	6.875		10/16/25	204,265
Qatar Energy
2,160,000	1.375		09/12/26	1,909,305
Saudi Arabian Oil Co.
2,130,000	1.625		11/24/25	1,934,706
Transocean Sentry Ltd.
1,256,911	5.375	(a)	05/15/23	1,246,931
USA Compression Partners LP/USA Compression Finance Corp.
120,000	6.875		04/01/26	115,285

				16,519,310

Packaging – 1.1%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
1,165,000	6.000	(a)(b)	06/15/27	1,141,432
Ball Corp.
4,663,000	4.000		11/15/23	4,582,936
Berry Global, Inc.(b)
5,500,000	0.950		02/15/24	5,227,475
3,200,000	1.570		01/15/26	2,857,312
Mauser Packaging Solutions Holding Co.
2,320,000	5.500	(a)(b)	04/15/24	2,257,267
Silgan Holdings, Inc.
1,925,000	1.400	(a)(b)	04/01/26	1,698,986

				17,765,408

Pharmaceuticals(b) – 0.9%
Elanco Animal Health, Inc.
500,000	5.772		08/28/23	497,610
Herbalife Nutrition Ltd./HLF Financing, Inc.
7,435,000	7.875	(a)	09/01/25	6,601,388
Perrigo Finance Unlimited Co.
5,000,000	3.900		12/15/24	4,732,500

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pharmaceuticals(b) – (continued)
PRA Health Sciences, Inc.
$3,144,000	2.875	%(a)	07/15/26	$ 2,846,797

				14,678,295

Pipelines(b) – 1.9%
Cheniere Energy Partners LP
2,835,000	4.500		10/01/29	2,551,557
DCP Midstream Operating LP
4,645,000	5.375		07/15/25	4,601,244
2,690,000	5.625		07/15/27	2,672,569
Energy Transfer LP/Regency Energy Finance Corp.
150,000	4.500		11/01/23	148,701
EQM Midstream Partners LP
1,265,000	4.750		07/15/23	1,261,015
MPLX LP
1,225,000	4.875		12/01/24	1,214,024
8,300,000	1.750		03/01/26	7,409,244
NGPL PipeCo LLC
410,000	4.875	(a)	08/15/27	390,578
NuStar Logistics LP
6,820,000	5.750		10/01/25	6,588,257
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
2,720,000	6.875		01/15/29	2,746,792

				29,583,981

Real Estate(b) – 0.0%
Sunac China Holdings Ltd.
200,000	6.500		01/10/25	41,000
Zhenro Properties Group Ltd.
200,000	6.700		08/04/26	5,000

				46,000

Real Estate Investment Trust(b) – 1.3%
American Tower Corp.
1,150,000	2.400		03/15/25	1,081,863
1,400,000	1.300		09/15/25	1,263,724
Crown Castle, Inc.
1,750,000	1.350		07/15/25	1,591,100
MPT Operating Partnership LP/MPT Finance Corp.
7,785,000	5.250		08/01/26	7,107,705
National Retail Properties, Inc.
435,000	3.900		06/15/24	425,025
VICI Properties LP/VICI Note Co., Inc.(a)
4,830,000	5.625		05/01/24	4,797,204
4,590,000	3.500		02/15/25	4,341,635
WP Carey, Inc.
230,000	4.000		02/01/25	224,296

				20,832,552

Retailing(b) – 0.4%
Nordstrom, Inc.
3,000,000	2.300		04/08/24	2,810,550
Penske Automotive Group, Inc.
3,310,000	3.500		09/01/25	3,083,331

				5,893,881

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Semiconductors(b) – 0.1%
NXP B.V./NXP Funding LLC/NXP USA, Inc.
$250,000	2.700%		05/01/25	$ 235,048
Skyworks Solutions, Inc.
2,425,000	1.800		06/01/26	2,134,679

				2,369,727

Software – 0.9%
Fair Isaac Corp.
2,705,000	5.250	(a)(b)	05/15/26	2,648,925
Infor, Inc.
1,075,000	1.750	(a)(b)	07/15/25	969,844
Oracle Corp.
2,825,000	2.500	(b)	04/01/25	2,663,721
3,575,000	5.800		11/10/25	3,651,755
PTC, Inc.
2,085,000	3.625	(a)(b)	02/15/25	1,988,736
VMware, Inc.
2,575,000	1.000	(b)	08/15/24	2,395,316

				14,318,297

Telecommunication Services – 1.9%
CommScope Technologies LLC
112,000	6.000	(a)(b)	06/15/25	101,927
Sprint Corp.
2,840,000	7.875		09/15/23	2,882,401
Telecom Italia SpA
5,615,000	5.303	(a)	05/30/24	5,325,266
T-Mobile USA, Inc.
21,574,000	3.500	(b)	04/15/25	20,768,858

				29,078,452

Toys/Games/Hobbies(a)(b) – 0.2%
Mattel, Inc.
2,815,000	5.875		12/15/27	2,761,234

Trucking & Leasing(a)(b) – 0.3%
Penske Truck Leasing Co. LP/PTL Finance Corp.
4,950,000	1.200		11/15/25	4,356,347

TOTAL CORPORATE OBLIGATIONS (Cost $950,997,563)				$ 881,121,320

Mortgage-Backed Obligations – 15.6%
FNMA Collateral(e) – 0.3%
UMBS, 30 Year, Single Family – 0.3%
UMBS, 30 Year, Single Family
$4,000,000	4.500%		TBA-30yr	$ 3,855,625

Collateralized Mortgage Obligations – 3.0%
Interest Only(f) – 0.6%
FHLMC REMIC Series 3852, Class SW (-1X 1M USD LIBOR +
6.000%)
$244,991	1.682	%(c)	05/15/41	$ 20,866
FHLMC REMIC Series 4314, Class SE (-1X 1M USD LIBOR + 6.050%)
231,595	1.732	(c)	03/15/44	22,213

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(f) – (continued)
FHLMC REMIC Series 4468, Class SY (-1X 1M USD LIBOR +
6.100%)
$377,821	1.782	%(c)	05/15/45	$ 40,286
FHLMC REMIC Series 4583, Class ST (-1X 1M USD LIBOR +
6.000%)
260,817	1.682	(c)	05/15/46	27,091
FHLMC REMIC Series 4998, Class GI
4,082,720	4.000		08/25/50	802,251
FHLMC REMIC Series 5012, Class DI
671,541	4.000		09/25/50	132,409
FHLMC REMIC Series 5020, Class IH
1,718,684	3.000		08/25/50	274,962
FNMA REMIC Series 2010-135, Class AS (-1X 1M USD LIBOR
+ 5.950%)
72,561	1.561	(c)	12/25/40	5,485
FNMA REMIC Series 2016-1, Class SJ (-1X 1M USD LIBOR +
6.150%)
360,545	1.761	(c)	02/25/46	39,382
FNMA REMIC Series 2017-31, Class SG (-1X 1M USD LIBOR
+ 6.100%)
435,059	1.711	(c)	05/25/47	49,134
FNMA REMIC Series 2018-17, Class CS (-1X 1M USD LIBOR
+ 3.450%)
1,717,419	0.336	(c)(g)	03/25/48	27,529
FNMA REMIC Series 2020-49, Class IO
382,677	4.000		07/25/50	76,283
FNMA REMIC Series 2020-49, Class KS (-1X 1M USD LIBOR
+ 6.100%)
2,867,662	1.711	(c)	07/25/50	323,443
FNMA REMIC Series 2020-60, Class NI
623,663	4.000		09/25/50	122,969
FNMA REMIC Series 2020-62, Class GI
3,010,911	4.000		06/25/48	581,450
GNMA REMEC Series 2020-55, Class PI
734,381	3.500		04/20/50	119,839
GNMA REMIC Series 2013-124, Class CS (-1X 1M USD LIBOR + 6.050%)
248,710	1.697	(c)	08/20/43	25,675
GNMA REMIC Series 2013-152, Class TS (-1X 1M USD LIBOR
+ 6.100%)
90,688	1.747	(c)	06/20/43	8,176
GNMA REMIC Series 2014-132, Class SL (-1X 1M USD LIBOR
+ 6.100%)
183,336	1.747	(c)	10/20/43	9,078
GNMA REMIC Series 2014-162, Class SA (-1X 1M USD LIBOR + 5.600%)
91,782	1.247	(c)	11/20/44	7,392
GNMA REMIC Series 2015-111, Class IM
284,941	4.000		08/20/45	43,087
GNMA REMIC Series 2015-123, Class SP (-1X 1M USD LIBOR
+ 6.250%)
161,617	1.897	(c)	09/20/45	17,277
GNMA REMIC Series 2016-109, Class IH
758,041	4.000		10/20/45	112,743
GNMA REMIC Series 2016-27, Class IA
94,291	4.000		06/20/45	11,747

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(f) – (continued)
GNMA REMIC Series 2017-112, Class SJ (-1X 1M USD LIBOR
+ 5.660%)
$155,504	1.307	%(c)	07/20/47	$ 13,194
GNMA REMIC Series 2018-122, Class HS (-1X 1M USD LIBOR + 6.200%)
356,954	1.847	(c)	09/20/48	37,159
GNMA REMIC Series 2018-122, Class SE (-1X 1M USD LIBOR
+ 6.200%)
335,307	1.847	(c)	09/20/48	33,527
GNMA REMIC Series 2018-139, Class SQ (-1X 1M USD LIBOR + 6.150%)
328,221	1.797	(c)	10/20/48	31,014
GNMA REMIC Series 2019-1, Class SN (-1X 1M USD LIBOR +
6.050%)
353,240	1.697	(c)	01/20/49	33,022
GNMA REMIC Series 2019-110, Class PS (-1X 1M USD LIBOR
+ 6.050%)
3,470,421	1.697	(c)	09/20/49	367,494
GNMA REMIC Series 2019-110, Class SD (-1X 1M USD LIBOR + 6.100%)
368,189	1.747	(c)	09/20/49	33,237
GNMA REMIC Series 2019-110, Class SE (-1X 1M USD LIBOR
+ 6.100%)
365,136	1.747	(c)	09/20/49	36,029
GNMA REMIC Series 2019-111, Class AS (-1X 1M USD LIBOR + 6.150%)
1,744,283	1.797	(c)	01/20/49	157,290
GNMA REMIC Series 2019-151, Class NI
1,342,247	3.500		10/20/49	202,163
GNMA REMIC Series 2019-153, Class EI
7,934,251	4.000		12/20/49	1,453,586
GNMA REMIC Series 2019-20, Class SF (-1X 1M USD LIBOR
+ 3.790%)
715,190	0.301	(c)(g)	02/20/49	18,266
GNMA REMIC Series 2019-78, Class SE (-1X 1M USD LIBOR
+ 6.100%)
161,044	1.747	(c)	06/20/49	14,611
GNMA REMIC Series 2020-146, Class IM
419,694	2.500		10/20/50	55,056
GNMA REMIC Series 2020-146, Class KI
4,064,497	2.500		10/20/50	531,767
GNMA REMIC Series 2020-151, Class MI
7,177,416	2.500		10/20/50	946,949
GNMA REMIC Series 2020-21, Class SA (-1X 1M USD LIBOR
+ 6.050%)
1,378,828	1.697	(c)	02/20/50	145,522
GNMA REMIC Series 2020-55, Class AS (-1X 1M USD LIBOR
+ 6.050%)
8,875,549	1.697	(c)	04/20/50	917,222
GNMA REMIC Series 2020-61, Class GI
2,082,678	5.000		05/20/50	399,386
GNMA REMIC Series 2020-61, Class SW (-1X 1M USD LIBOR
+ 6.050%)
2,157,794	1.697	(c)	08/20/49	204,598
GNMA REMIC Series 2020-78, Class DI
1,570,978	4.000		06/20/50	288,432

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(f) – (continued)
GNMA REMIC Series 2020-79, Class AI
$174,309	4.000%		06/20/50	$ 31,310

				8,851,601

Sequential Fixed Rate – 0.3%
FHLMC REMIC Series 4649, Class ML
3,343,942	4.000		11/15/54	3,243,753
FNMA REMIC Series 2012-111, Class B
10,965	7.000		10/25/42	11,638
FNMA REMIC Series 2012-153, Class B
36,747	7.000		07/25/42	39,287
OBX Trust Series 2022-NQM7, Class A1
528,165	5.110	(a)(h)	08/25/62	521,059

				3,815,737

Sequential Floating Rate(a) –2.1%
Bellemeade Re Ltd. Series 2021-2A, Class M1B (SOFR30A + 1.500%)
1,400,000	5.428	(c)	06/25/31	1,334,623
Connecticut Avenue Securities Trust Series 2021-R01, Class 1B1
(SOFR30A + 3.100%)
2,311,000	7.028	(c)	10/25/41	2,171,359
Connecticut Avenue Securities Trust Series 2022-R02, Class 2M2
(SOFR30A + 3.000%)
1,910,000	6.928	(c)	01/25/42	1,800,429
FHLMC STACR Debt Notes Series 2020-HQA5, Class M2
(SOFR30A + 2.600%)
2,556,307	6.528	(c)	11/25/50	2,536,118
FHLMC STACR REMIC Trust Series 2020-DNA2, Class M2
(1M USD LIBOR + 1.850%)
860,640	6.239	(c)	02/25/50	856,901
FHLMC STACR REMIC Trust Series 2020-DNA3, Class B1
(1M USD LIBOR + 5.100%)
482,331	9.489	(c)	06/25/50	500,922
FHLMC STACR REMIC Trust Series 2020-DNA5, Class B1
(SOFR30A + 4.800%)
3,231,000	8.728	(c)	10/25/50	3,307,957
FHLMC STACR REMIC Trust Series 2020-DNA5, Class M2
(SOFR30A + 2.800%)
749,468	6.728		10/25/50	753,087
FHLMC STACR REMIC Trust Series 2020-HQA4, Class M2
(1M USD LIBOR + 3.150%)
16,999	7.539	(c)	09/25/50	17,000
FHLMC STACR REMIC Trust Series 2021-DNA1, Class M2
(SOFR30A + 1.800%)
225,279	5.728	(c)	01/25/51	219,940
FHLMC STACR REMIC Trust Series 2021-DNA6, Class B1
(SOFR30A + 3.400%)
2,046,000	7.328	(c)	10/25/41	1,906,022
FHLMC STACR REMIC Trust Series 2021-HQA2, Class M2
(SOFR30A + 2.050%)
1,150,000	5.978	(c)	12/25/33	1,032,822
FHLMC STACR REMIC Trust Series 2022-DNA1, Class M1A
(SOFR30A + 1.000%)
1,951,078	4.928		01/25/42	1,904,440

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(a) – (continued)
FHLMC STACR REMIC Trust Series 2022-DNA3, Class M1A
(SOFR30A + 2.000%)
$2,159,796	5.928%		04/25/42	$ 2,155,011
FNMA Connecticut Avenue Securities Series 2021-R02,
Class 2B1 (SOFR30A + 3.300%)
4,100,000	7.228	(c)	11/25/41	3,768,851
GCAT Trust Series 22-NQM4, Class A1
525,744	5.269	(h)	08/25/67	528,646
JPMorgan Mortgage Trust Series 2021-LTV2, Class A1
4,859,541	2.520		05/25/52	3,977,116
New Residential Mortgage Loan Trust Series 2015-1A, Class A1
96,046	3.750		05/28/52	87,992
Verus Securitization Trust Series 2022-1, Class A1
4,592,157	2.724	(h)	01/25/67(e)	4,076,982

				32,936,218

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				45,603,556

Commercial Mortgage-Backed Securities – 0.5%
Sequential Fixed Rate – 0.4%
BANK Series 2017-BNK9, Class D
$700,000	2.800	%(a)	11/15/54	$476,222
BX Trust Series 2022, Class A
3,900,000	5.760		10/13/27	3,824,889
Citigroup Commercial Mortgage Trust Series 2017-P8, Class D
1,500,000	3.000	(a)	09/15/50	1,047,778
Wells Fargo Commercial Mortgage Trust Series 2017-RC1, Class D
900,000	3.250	(a)	01/15/60(e)	655,606

				6,004,495

Sequential Floating Rate – 0.1%
Citigroup Commercial Mortgage Trust Series 2015-P1, Class C
1,949,000	4.368		09/15/48	1,739,135

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				$ 7,743,630

Federal Agencies – 11.8%
FHLMC – 0.0%
$76,494	5.000%		08/01/52	$76,664

FNMA – 0.1%
1,988,524	5.500		12/01/52	2,025,867

[H]4GNMA – 4.3%
1,351,959	4.500		08/20/47	1,335,921
220,891	5.000		03/20/48	221,422
758,541	4.500		06/20/48	745,276
772,024	4.500		07/20/48	758,281
137,218	5.000		08/20/48	138,028
1,175,458	4.500		09/20/48	1,154,167
811,937	4.500		10/20/48	796,977
453,119	5.000		11/20/48	455,510
1,027,812	4.500		12/20/48	1,008,874
2,087,909	5.000		12/20/48	2,098,927
2,480,863	4.500		01/20/49	2,437,478
2,712,250	5.000		01/20/49	2,723,807
773,987	4.500		02/20/49	760,451

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date		Value

Mortgage-Backed Obligations – (continued)
GNMA – (continued)
$1,048,204	4.500%	03/20/49		$ 1,029,874
297,552	5.000	03/20/49		298,727
25,454	5.000	04/20/49		25,554
1,294,383	3.000	08/20/49		1,165,534
41,240	5.000	08/20/49		41,390
555,636	4.500	10/20/49		543,662
1,067,262	5.000	12/20/49		1,069,832
64,465	5.000	02/20/50		64,620
387,520	3.000	06/20/51		346,295
1,796,954	3.000	11/20/51		1,606,949
4,578,656	3.000	12/20/51		4,092,733
10,000,000	4.500	TBA-30yr	(e)	9,703,214
22,000,000	5.000	TBA-30yr	(e)	21,798,652
10,000,000	6.000	TBA-30yr	(e)	10,158,451

				66,580,606

UMBS – 6.7%
1,304	5.000	05/01/23		1,299
5,575	5.000	03/01/25		5,522
5,933	5.000	11/01/26		5,882
5,944	5.000	07/01/27		5,898
12,568,263	4.000	12/01/44		12,152,036
35,178,982	4.000	08/01/45		34,032,799
87,779	4.500	07/01/47		86,250
494,609	4.500	02/01/48		485,066
3,488,335	4.500	05/01/48		3,418,849
1,281,405	4.500	06/01/48		1,255,079
809,659	4.500	07/01/48		793,008
184,416	4.500	08/01/48		180,627
6,209,744	4.500	09/01/48		6,050,559
71,242	4.500	12/01/48		69,739
627,852	4.500	01/01/49		614,702
5,418,410	4.000	01/01/49		5,198,329
251,574	4.500	02/01/49		246,190
6,859,259	4.500	03/01/49		6,712,445
2,164,402	4.500	04/01/49		2,117,044
130,364	4.500	09/01/49		127,466
344,430	4.500	02/01/50		338,457
52,980	4.500	03/01/50		51,820
810,049	4.500	12/01/50		792,315
208,993	5.000	05/01/52		209,590
5,633,604	5.000	06/01/52		5,655,075
11,335,829	5.000	07/01/52		11,371,748
200,179	5.000	08/01/52		200,583
10,929,848	5.500	11/01/52		11,128,274

				103,306,651

UMBS, 30 Year, Single Family(e) – 0.7%
9,000,000	6.000	01/12/53		9,139,223

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
UMBS, 30 Year, Single Family(e) – (continued)
$1,000,000	5.500%		01/23/53	$ 1,002,969

				10,142,192

TOTAL FEDERAL AGENCIES				$ 182,131,980

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $249,833,447)				$ 239,334,791

Asset-Backed Securities – 7.8%
Automotive – 2.7%
Ford Credit Floorplan Master Owner Trust Series 2019-4, Class A
$3,750,000	2.440%		09/15/26	$ 3,586,366
GMF Floorplan Owner Revolving Trust Series 2019-2, Class A
2,785,000	2.900	(a)	04/15/26	2,688,765
Tesla Auto Lease Trust Series 2021-A, Class A3
2,200,000	0.560	(a)	03/20/25	2,131,062
Tesla Auto Lease Trust Series 2021-A, Class A4
5,400,000	0.660	(a)	03/20/25	5,177,940
Tesla Auto Lease Trust Series 2021-B, Class A3
10,200,000	0.600	(a)	09/22/25	9,604,880
Toyota Auto Receivables Owner Trust Series 2021-D, Class A3
9,600,000	0.710		04/15/26	9,052,783
Toyota Lease Owner Trust Series 2021-A, Class A3
5,687,362	0.390	(a)	04/22/24	5,606,912
Toyota Lease Owner Trust Series 2021-A, Class A4
1,400,000	0.500	(a)	08/20/25	1,349,452
Toyota Lease Owner Trust Series 2021-B, Class A3
2,250,000	0.420	(a)	10/21/24	2,185,998

				41,384,158

Collateralized Loan Obligations(a)(c) –5.0%
Anchorage Capital CLO 15 Ltd. Series 2020-15A, Class AR (3M USD LIBOR + 1.200%)
7,600,000	5.443		07/20/34	7,400,667
Atlas Senior Loan Fund XVII Ltd. Series 2021-17A, Class A (3M USD LIBOR + 1.200%)
8,200,000	5.443		10/20/34	7,883,833
Cathedral Lake VII Ltd. Series 2021-7RA, Class D (3M USD LIBOR + 4.280%)
1,750,000	8.359		01/15/32	1,541,677
Crown City CLO I Series 2020-1A, Class A1AR (3M USD LIBOR + 1.190%)
2,500,000	5.433		07/20/34	2,418,420
Gulf Stream Meridian 3, Ltd. Series 2021-IIIA, Class A2 (3M USD LIBOR + 1.750%)
3,000,000	5.829		04/15/34	2,879,583
HalseyPoint CLO 3 Ltd. Series 2020-3A, Class A1A (3M USD LIBOR + 1.450%)
5,775,000	5.865		11/30/32	5,697,915
HalseyPoint CLO I Ltd. Series 2019-1A, Class A1A1 (3M USD LIBOR + 1.350%)
3,500,000	5.593		01/20/33	3,438,186
ICG US CLO 2016-1 Ltd. Series 2016-1A, Class CRR (3M USD LIBOR + 3.650%)
2,000,000	8.065		04/29/34	1,651,540

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Asset-Backed Securities – (continued)
Collateralized Loan Obligations(a)(c) – (continued)
Jamestown CLO XVI Ltd. Series 2021-16A, Class A (3M USD LIBOR + 1.200%)
$3,000,000	5.558%		07/25/34	$ 2,924,697
LCM 26, Ltd. Series 2026-A, Class A1 (3M USD LIBOR + 1.070%)
8,400,000	5.313		01/20/31	8,285,491
LCM XX LP Series 2020-A, Class AR (3M USD LIBOR + 1.040%)
1,703,315	5.283		10/20/27	1,690,136
Marble Point CLO XVII Ltd. Series 2020-1A, Class A (3M USD LIBOR + 1.300%)
6,000,000	5.543		04/20/33	5,839,794
MJX Venture Management II LLC Series 2017-28RR, Class A1 (3M USD LIBOR + 1.280%)
4,171,053	5.558		07/22/30	4,057,776
Newark BSL CLO 1 Ltd. Series 2016-1A, Class A1R (3M USD LIBOR + 1.100%)
2,884,880	5.458		12/21/29	2,848,830
Northwoods Capital XVIII Ltd. Series 2019-18A, Class AR (3M USD LIBOR + 1.100%)
10,600,000	5.775		05/20/32	10,291,540
Park Avenue Institutional Advisers CLO Ltd. Series 2021-1A, Class C (3M USD LIBOR + 3.800%)
3,000,000	8.043		01/20/34	2,706,498
Venture 36 CLO Ltd. Series 2019-36A, Class D (3M USD LIBOR + 4.150%)
2,500,000	8.393		04/20/32	2,198,908
Zais CLO 13 Ltd. Series 2019-13A, Class A1A (3M USD LIBOR + 1.490%)
3,000,000	5.569		07/15/32	2,940,729

				76,696,220

Student Loan(c) – 0.1%
Educational Services of America, Inc. Series 2014-1, Class A (1M USD LIBOR + 0.700%)
244,323	5.089	(a)	02/25/39	241,951
Educational Services of America, Inc. Series 2015-2, Class A (1M USD LIBOR + 1.000%)
134,184	5.389	(a)	12/25/56	134,468
Illinois Student Assistance Commission Series 2010-1, Class A3 (3M USD LIBOR + 0.900%)
845,747	5.258		07/25/45	836,970
Pennsylvania Higher Education Assistance Agency Series 12-1A, Class A1 (1M USD LIBOR + 0.550%)
20,177	4.939	(a)	05/25/57	19,809
PHEAA Student Loan Trust Series 2016-1A, Class A (1M USD LIBOR + 1.150%)
721,476	5.539	(a)	09/25/65	709,451

				1,942,649

TOTAL ASSET-BACKED SECURITIES (Cost $125,025,653)				$ 120,023,027

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – 2.3%
Euro(a) – 0.0%
Republic of Indonesia
EUR	250,000	2.150%		07/18/24	$ 261,641

United States Dollar – 2.3%
Perusahaan Penerbit SBSN Indonesia III
	$3,530,000	2.300	(a)	06/23/25	3,336,238
	4,310,000	2.300		06/23/25	4,073,424
	7,550,000	1.500	(a)	06/09/26	6,795,831
Republic of Chile
	2,060,000	3.125		01/21/26	1,949,661
Republic of Indonesia
	8,750,000	4.150	(b)	09/20/27	8,575,963
Republic of Panama
	2,010,000	3.750	(b)	03/16/25	1,941,283
Republic of Peru
	2,120,000	2.392	(b)	01/23/26	1,949,473
Republic of Philippines
	2,000,000	3.229		03/29/27	1,887,720
Republic of Qatar (a)
	1,840,000	3.375		03/14/24	1,801,360
	690,000	3.400		04/16/25	666,626
Republic of Romania
	1,500,000	3.000	(a)	02/27/27	1,324,500
Saudi Government International Bond
	800,000	2.900	(a)	10/22/25	763,650

					35,065,729

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $37,330,334)					$ 35,327,370

Municipal Debt Obligations – 0.2%
Illinois – 0.1%
Illinois State GO Bonds Taxable-Pension Series 2003
	$2,082,273	4.950%		06/01/23	$ 2,083,359

Ohio(b)(c) – 0.1%
Access to Loans for Learning Student Loan Corp. Series 2019 A-3 (3M USD LIBOR + 0.800%)
	1,262,590	5.158		04/25/37	1,250,066

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $3,359,302)					$ 3,333,425

U.S. Treasury Obligations – 10.0%
United States Treasury Notes
	$147,436,100	0.750	%(i)	04/30/26	$ 131,817,088
	850,000	2.875	(i)	08/15/28	800,394
	21,990,000	3.875	(g)	12/31/29	21,859,882

TOTAL U.S. TREASURY OBLIGATIONS (Cost $165,538,777)					$ 154,477,364

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Shares	Description	Value

Exchange Traded Funds(j) – 2.1%
754,343	Goldman Sachs Access High Yield Corporate Bond ETF	$ 31,615,797
(Cost $36,594,195)

Shares	Dividend Rate	Value

Investment Company(j) – 6.1%
Goldman Sachs Financial Square Government Fund - Institutional Shares
94,653,938	4.159%	$ 94,653,938
(Cost $94,653,938)

TOTAL INVESTMENTS – 101.4% (Cost $1,663,333,209)		$1,559,887,032

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.4)%		(21,768,702)

NET ASSETS – 100.0%		$1,538,118,330

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2022.

(d)	Pay-in-kind securities.

(e)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $53,330,335 which represents approximately 3.5% of net assets as of December 31, 2022.

(f)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(g)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(h)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on December 31, 2022.

(i)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(j)	Represents an Affiliated Issuer.

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2022, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	AUD	548,000	NZD	586,745	03/15/23	$1,423
	AUD	5,761,040	USD	3,909,508	03/15/23	24,891
	CAD	1,038,113	USD	763,188	03/15/23	3,970
	CHF	853,325	EUR	864,000	03/15/23	801
	CHF	1,887,059	USD	2,045,102	03/15/23	12,571
	CLP	852,903,030	USD	979,825	01/03/23	25,360
	CLP	622,610,848	USD	671,920	01/10/23	61,360
	CNH	5,834,023	USD	843,971	03/15/23	3,958
	COP	3,453,897,667	USD	679,982	01/23/23	29,231
	CZK	693,369	USD	30,002	03/15/23	555
	EUR	346,000	CHF	341,132	03/15/23	326
	EUR	425,285	GBP	368,459	03/15/23	11,329
	EUR	438,023	NZD	730,548	03/15/23	7,120
	EUR	673,199	SEK	7,428,938	03/15/23	9,355
	EUR	41,933	USD	43,924	01/06/23	983
	EUR	2,978,110	USD	3,180,539	03/15/23	23,948
	JPY	57,302,829	USD	435,422	03/15/23	5,676
	NOK	24,189,155	USD	2,433,285	03/15/23	43,917
	NZD	565,406	USD	353,661	03/15/23	5,604
	PLN	1,755,297	USD	390,788	03/15/23	7,279
	SGD	873,167	USD	647,365	03/15/23	5,344
	TWD	22,234,281	USD	722,456	01/03/23	1,457
	USD	198,641	BRL	1,036,452	01/04/23	2,508
	USD	339,132	BRL	1,763,264	02/02/23	7,333
	USD	457,892	EUR	425,285	03/15/23	280
	USD	6,213,266	GBP	5,049,596	03/15/23	97,115
	USD	1,217,186	ILS	4,154,468	03/15/23	30,298
	USD	708,108	NZD	1,110,067	03/15/23	2,758
	USD	1,587,301	SEK	16,215,815	03/06/23	27,394
	USD	3,791,036	SEK	38,982,232	03/15/23	39,096
	USD	474,924	TWD	14,539,803	01/03/23	1,532
	ZAR	6,024,528	USD	344,291	03/15/23	8,005

TOTAL						$502,777

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2022, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	BRL	2,080,555	USD	400,893	01/04/23	$(7,177)
	CHF	412,917	USD	450,650	03/15/23	(400)
	COP	973,236,379	USD	200,833	01/23/23	(992)
	EUR	433,632	NZD	734,828	03/15/23	(325)
	GBP	2,714,984	USD	3,346,877	02/23/23	(60,114)
	GBP	977,062	USD	1,205,682	03/15/23	(22,249)
	ILS	629,418	USD	183,183	03/15/23	(3,365)
	INR	157,411	USD	1,904	02/16/23	(6)
	NZD	1,089,945	AUD	1,021,287	03/15/23	(4,907)
	NZD	727,717	EUR	434,259	03/15/23	(4,870)
	NZD	1,329,771	USD	850,270	03/15/23	(5,319)
	SEK	4,663,357	EUR	428,893	03/15/23	(12,658)
	TWD	22,234,281	USD	728,086	01/03/23	(4,174)
	TWD	7,694,478	USD	253,985	03/27/23	(1,241)
	USD	192,564	BRL	1,044,103	01/04/23	(5,018)
	USD	279,652	CHF	258,562	03/15/23	(2,288)
	USD	964,663	CLP	852,903,030	01/03/23	(40,524)
	USD	1,123,068	CLP	1,062,303,421	01/10/23	(128,060)
	USD	723,637	CNH	5,030,071	03/15/23	(7,444)
	USD	1,096,077	COP	5,471,622,502	01/23/23	(27,448)
	USD	5,204,574	EUR	5,242,847	01/06/23	(410,019)
	USD	4,395,834	EUR	4,132,564	03/15/23	(50,859)
	USD	3,221	MXN	64,725	03/15/23	(55)
	USD	265,641	NOK	2,601,744	03/15/23	(802)
	USD	2,314,099	NZD	3,671,394	03/15/23	(18,746)
	USD	972,828	TWD	29,928,759	01/03/23	(1,603)
	USD	2,473,963	ZAR	44,445,137	01/05/23	(140,726)

TOTAL						$(961,389)

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD SALES CONTRACTS — At December 31, 2022, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date	Settlement Date	Principal Amount	Value

UMBS, 30 Year, Single Family (Proceeds Receivable: $(16,803,438))	5.000%	TBA-30yr	01/12/53	$0	$(16,763,601)

FUTURES CONTRACTS — At December 31, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.K. Long Gilt	12	03/29/23	$1,449,289	$(80,534)
10 Year U.S. Treasury Notes	350	03/22/23	39,303,906	(313,927)
2 Year U.S. Treasury Notes	1,168	03/31/23	239,531,251	316,060
5 Year German Euro-Bobl	15	03/08/23	1,968,910	(75,103)
French 10 Year Government Bonds	1	03/08/23	136,268	(9,635)

Total				$(163,139)

Short position contracts:
10 Year U.S. Treasury Notes	(253)	03/22/23	(29,925,156)	326,835
20 Year U.S. Treasury Bonds	(139)	03/22/23	(17,422,781)	150,205
5 Year U.S. Treasury Notes	(1,026)	03/31/23	(110,735,860)	174,471
Ultra Long U.S. Treasury Bonds	(9)	03/22/23	(1,208,812)	(4,201)

Total				$647,310

TOTAL FUTURES CONTRACTS				$484,171

SWAP CONTRACTS — At December 31, 2022, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

12M SOFR(a)	4.430%(a)	12/31/24		$51,950	(b)	$(14,811)	$56,691	$(71,502)
3M STIBOR(c)	3.000(a)	03/15/25	SEK	578,540	(b)	(616,039)	(316,180)	(299,859)
3.750%(a)	3M NIBOR(d)	03/15/25	NOK	421,770	(b)	(236,329)	(280,422)	44,093
6M CDOR(d)	4.000(d)	03/15/25	CAD	27,650	(b)	(156,997)	19,661	(176,658)
3M NZDOR(c)	5.000(d)	03/15/25	NZD	44,750	(b)	(224,493)	(123,315)	(101,178)
4.000(c)	6M AUDOR(c)	03/15/25	AUD	50,120	(b)	62,168	(119,981)	182,149
4.000(d)	6M AUDOR(d)	03/15/25		31,440	(b)	114,308	(2,999)	117,307
1.730(a)	12M SOFR(a)	02/08/26		$147,750		4,924,123	289,721	4,634,402
12M SOFR(a)	3.388(a)	11/15/26		49,540	(b)	129,161	254,854	(125,693)
2.350(a)	6M EURO(d)	09/09/27	EUR	10,810	(b)	242,047	1,469	240,578
12M SOFR(a)	3.350(a)	10/06/27		$35,880	(b)	89,883	19,529	70,354
6M GBP(a)	4.605(a)	10/18/27	GBP	23,780	(b)	540,501	525,065	15,436
4.000(a)	12M SOFR(a)	03/15/28		$2,190	(b)	(30,349)	(57,252)	26,903
6M EURO(a)	2.750(a)	03/15/28	EUR	2,480	(b)	(28,841)	46,076	(74,917)
6M GBP(a)	3.500(a)	03/15/28	GBP	7,560	(b)	(235,268)	(82,147)	(153,121)
3.500(a)	3M NIBOR(d)	03/15/28	NOK	99,600	(b)	(118,680)	(114,297)	(4,383)
3M NZDOR(c)	4.500(d)	03/15/28	NZD	11,870	(b)	(121,051)	(57,538)	(63,513)
1.500(a)	6M CHFOR(a)	03/15/28	CHF	9,040	(b)	190,908	(53,563)	244,471
3.000(a)	6M EURO(d)	03/15/28	EUR	3,470	(b)	46,893	(54,466)	101,359

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

0.250%(a)	6M JYOR(a)	03/15/28	JPY	4,867,310	(b)	$716,596	$200,334	$516,262
12M SOFR(a)	2.500%(a)	06/04/29		$29,570	(b)	(371,230)	(20,116)	(351,114)
2.350(a)	6M EURO(d)	07/04/29	EUR	3,250	(b)	117,842	40,692	77,150
2.570(a)	12M SOFR(a)	06/04/31		$77,970	(b)	880,936	75,646	805,290
2.680(a)	12M SOFR(a)	07/28/32		14,360	(b)	353,666	(95,736)	449,402
6M EURO(d)	2.650(a)	09/09/32	EUR	15,970	(b)	(336,744)	(290,239)	(46,505)
3.912(a)	6M GBP(a)	10/18/32	GBP	16,340	(b)	(421,692)	(465,319)	43,627
6M EURO(d)	2.500(a)	12/20/32	EUR	13,690	(b)	(374,753)	(28,791)	(345,962)
3.750(a)	12M SOFR(a)	03/15/33		$11,040	(b)	(200,452)	(364,608)	164,156
6M GBP(a)	3.000(a)	03/15/33	GBP	1,560	(b)	(113,317)	(32,410)	(80,907)
12M SOFR(a)	3.750(a)	03/15/33		$8,680	(b)	157,602	336,232	(178,630)
3.500(a)	3M NIBOR(d)	03/15/33	NOK	64,340	(b)	(120,960)	(227,931)	106,971
3.000(a)	3M STIBOR(c)	03/15/33	SEK	19,490	(b)	22,617	(74,699)	97,316
6M AUDOR(d)	4.500(d)	03/15/33	AUD	19,380	(b)	(81,661)	421,794	(503,455)
3.500(d)	6M CDOR(d)	03/15/33	CAD	5,810	(b)	78,716	(79,585)	158,301
3.000(a)	6M EURO(d)	03/15/33	EUR	4,050	(b)	79,772	(75,902)	155,674
0.500(a)	6M JYOR(a)	03/15/33	JPY	860,000	(b)	274,694	194,631	80,063
12M SOFR(a)	2.730(a)	06/04/33		$49,500	(b)	(497,431)	(42,249)	(455,182)
3.500(a)	12M SOFR(a)	11/15/34		11,080	(b)	(154,036)	(268,929)	114,893
3.240(a)	12M SOFR(a)	10/06/35		8,110	(b)	59,680	91	59,589
6M EURO(d)	2.855(a)	07/04/37	EUR	11,950	(b)	(178,230)	(201,871)	23,641
12M SOFR(a)	2.940(a)	07/12/37		$8,560	(b)	(274,408)	(66,659)	(207,749)
12M SOFR(a)	2.910(a)	07/28/37		36,590	(b)	(676,908)	(3,903)	(673,005)
6M EURO(d)	2.152(a)	08/09/37	EUR	15,480	(b)	(501,959)	(195,236)	(306,723)
12M SOFR(a)	2.720(a)	08/11/37		$64,760	(b)	(1,597,266)	(1,261,412)	(335,854)
2.500(a)	6M EURO(d)	12/20/37	EUR	15,500	(b)	274,375	28	274,347
1.451(a)	6M EURO(d)	08/10/42		35,190	(b)	801,900	251,464	550,436
2.750(a)	12M SOFR(a)	07/12/47		$5,330	(b)	293,248	80,151	213,097
2.080(a)	12M SOFR(a)	07/28/47		28,860	(b)	361,333	88,765	272,568
6M EURO(d)	1.051(a)	08/11/47	EUR	19,430	(b)	(297,056)	(68,524)	(228,532)
1.560(a)	6M EURO(d)	07/06/52		8,510	(b)	100,912	(65,796)	166,708
2.170(a)	12M SOFR(a)	08/11/52		$31,280	(b)	1,281,276	978,842	302,434
1.800(a)	6M EURO(d)	09/09/52	EUR	3,390	(b)	114,071	(33,460)	147,531

TOTAL						$4,328,267	$(1,343,799)	$5,672,066

(a)	Payments made annually.
(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2022.
(c)	Payments made quarterly.
(d)	Payments made semi-annually.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at December 31, 2022(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
AT&T, Inc., 3.800%, 02/15/27	1.000%	0.986%	06/20/26	$3,475	$2,666	$44,717	$(42,051)
AT&T, Inc., 3.800%, 02/15/27	1.000	0.954	12/20/25	10,000	15,860	63,746	(47,886)
CDX.NA.IG Index 32	1.000	0.537	06/20/24	225	1,559	1,242	317

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (continued)

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at December 31, 2022(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

General Electric Co. 2.700%, 10/09/22	1.000%	0.801%	06/20/26	$5,225	$34,962	$49,376	$(14,414)

TOTAL					$55,047	$159,081	$(104,034)

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At December 31, 2022, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
1Y IRS	Citibank NA	2.400%	07/28/2023	8,700,000	$8,700,000	$49,921	$291,450	$(241,529)
1Y IRS	Citibank NA	1.977	12/01/2023	6,630,000	6,630,000	47,146	150,814	(103,668)
1Y IRS	Deutsche Bank AG (London)	2.700	04/28/2023	8,790,000	8,790,000	37,955	326,408	(288,452)
1Y IRS	MS & Co. Int. PLC	2.518	10/27/2023	7,180,000	7,180,000	107,908	190,695	(82,786)

				31,300,000	$31,300,000	$242,930	$959,367	$(716,435)

Puts
1Y IRS	Deutsche Bank AG (London)	3.000	05/05/2023	8,750,000	8,750,000	445,537	306,108	139,429
1Y IRS	Deutsche Bank AG (London)	2.960	09/05/2023	8,730,000	8,730,000	496,234	339,859	156,375
1Y IRS	JPMorgan Securities, Inc.	2.800	08/23/2023	8,730,000	8,730,000	575,729	315,192	260,536

				26,210,000	$26,210,000	$1,517,500	$961,159	$556,340

Total purchased option contracts				57,510,000	$57,510,000	$1,760,430	$1,920,526	$(160,095)

Written option contracts
Calls
1Y IRS	BofA Securities LLC	2.944	12/15/2023	(9,700,000)	(9,700,000)	(229,076)	(361,325)	132,249
1Y IRS	Citibank NA	1.750	07/28/2023	(8,700,000)	(8,700,000)	(14,492)	(108,750)	94,258
1Y IRS	Citibank NA	2.075	07/28/2023	(8,700,000)	(8,700,000)	(27,241)	(182,700)	155,459
1Y IRS	Citibank NA	1.484	12/01/2023	(2,670,000)	(2,670,000)	(61,712)	(150,696)	88,985
1Y IRS	Citibank NA	2.977	12/13/2023	(6,570,000)	(6,570,000)	(160,424)	(263,128)	102,705
1Y IRS	Citibank NA	3.007	12/13/2023	(6,570,000)	(6,570,000)	(166,450)	(262,636)	96,186
1Y IRS	Deutsche Bank AG (London)	2.013	04/28/2023	(8,790,000)	(8,790,000)	(5,999)	(124,346)	118,347
1Y IRS	Deutsche Bank AG (London)	2.356	04/28/2023	(8,790,000)	(8,790,000)	(15,594)	(202,062)	186,467
1Y IRS	JPMorgan Securities, Inc.	3.020	12/14/2023	(16,430,000)	(16,430,000)	(412,423)	(629,925)	217,501
1Y IRS	MS & Co. Int. PLC	1.945	10/27/2023	(3,020,000)	(3,020,000)	(124,735)	(190,844)	66,108

				(79,940,000)	$(79,940,000)	$(1,218,146)	$(2,476,412)	$1,258,265

Puts
1Y IRS	BofA Securities LLC	2.944	12/15/2023	(9,700,000)	(9,700,000)	(580,857)	(361,325)	(219,532)

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

1Y IRS	Citibank NA	2.977%	12/13/2023	(6,570,000)	$(6,570,000)	$(382,154)	$(263,128)	$(119,025)
1Y IRS	Citibank NA	3.007	12/13/2023	(6,570,000)	(6,570,000)	(372,283)	(262,636)	(109,647)
1Y IRS	Deutsche Bank AG (London)	3.891	05/05/2023	(8,750,000)	(8,750,000)	(114,328)	(112,448)	(1,881)
1Y IRS	Deutsche Bank AG (London)	3.446	05/05/2023	(8,750,000)	(8,750,000)	(240,640)	(193,660)	(46,980)
1Y IRS	Deutsche Bank AG (London)	3.405	09/05/2023	(8,730,000)	(8,730,000)	(310,722)	(208,301)	(102,421)
1Y IRS	Deutsche Bank AG (London)	3.850	09/05/2023	(8,730,000)	(8,730,000)	(183,982)	(131,558)	(52,424)
1Y IRS	JPMorgan Securities, Inc.	3.660	08/23/2023	(8,730,000)	(8,730,000)	(226,853)	(120,595)	(106,258)
1Y IRS	JPMorgan Securities, Inc.	3.230	08/23/2023	(8,730,000)	(8,730,000)	(373,354)	(194,597)	(178,757)
1Y IRS	JPMorgan Securities, Inc.	3.020	12/14/2023	(16,430,000)	(16,430,000)	(930,898)	(629,925)	(300,973)

				(91,690,000)	$(91,690,000)	$(3,716,071)	$(2,478,173)	$(1,237,898)

Total written option contracts				(171,630,000)	$(171,630,000)	$(4,934,217)	$(4,954,585)	$20,367

TOTAL				(114,120,000)	$(114,120,000)	$(3,173,787)	$(3,034,059)	$(139,728)

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazil Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
COP	— Colombia Peso
CZK	— Czech Republic Koruna
EUR	— Euro
GBP	— British Pound
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
SEK	— Swedish Krona
SGD	— Singapore Dollar
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
ETF	— Exchange Traded Fund
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
IO	— Interest Only Stripped Security
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PI	— Private Investment
PLC	— Public Limited Company
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Funding Rate
STACR	— Structured Agency Credit Risk
UMBS	— Uniform Mortgage Backed Securities

Abbreviations:
1M IRS	— 1 Month Interest Rate Swaptions
1Y IRS	— 1 Year Interest Rate Swaptions
AUDOR	— Australian Dollar Offered Rate
CDOR	— Canadian Dollar Offered Rate
CHFOR	— Swiss Franc Offered Rate
EURO	— Euro Offered Rate
JYOR	— Japanese Yen Offered Rate
NIBOR	— Norwegian Interbank Offered Rate
NZDOR	— New Zealand Dollar Offered Rate
SOFR	— Secured Overnight Funding Rate
STIBOR	— Stockholm Interbank Offered Rate

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – 50.5%
Collateralized Mortgage Obligations – 0.3%
Sequential Fixed Rate – 0.3%
FHLMC REMIC Series 1980, Class Z
$92,409	7.000%	07/15/27	$ 94,364
FHLMC REMIC Series 2019, Class Z
88,122	6.500	12/15/27	89,534
FHLMC REMIC Series 2755, Class ZA
282,466	5.000	02/15/34	285,541
FHLMC REMIC Series 3530, Class DB
225,720	4.000	05/15/24	223,905
FHLMC REMIC Series 4246, Class PT
48,246	6.500	02/15/36	50,773
FNMA REMIC Series 2012-111, Class B
167,216	7.000	10/25/42	177,486
FNMA REMIC Series 2012-153, Class B
591,621	7.000	07/25/42	632,520

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			1,554,123

Federal Agencies – 50.2%
Adjustable Rate FHLMC(a) – 0.2%
(12M USD LIBOR + 1.840%)
$177,860	3.764%	11/01/34	$178,015
(1 year CMT + 2.250%)
294,753	3.504	06/01/35	298,266
(12M USD LIBOR + 2.330%)
26,898	3.516	05/01/36	27,249
(6M USD LIBOR + 2.057%)
12,262	4.431	10/01/36	12,512
(12M USD LIBOR + 1.777%)
94,375	3.664	06/01/42	94,815
(12M USD LIBOR + 1.618%)
698,378	3.840	11/01/44	696,791

			1,307,648

Adjustable Rate FNMA(a) – 0.5%
(COF + 1.695%)
4,964	3.042	08/01/29	4,861
(12M USD LIBOR + 1.755%)
23,602	4.005	07/01/32	23,704
(12M USD LIBOR + 1.800%)
240,991	3.394	05/01/33	242,563
(6M USD LIBOR + 2.250%)
36,801	3.625	08/01/33	37,090
(COF + 1.254%)
252,118	4.591	08/01/33	255,199
(1 year CMT + 2.288%)
134,941	2.436	02/01/34	136,918
(12M USD LIBOR + 1.695%)
25,755	3.445	05/01/34	25,940
280,107	2.792	05/01/34	280,759
27,530	2.220	03/01/35	27,534
39,004	3.095	04/01/35	39,320
(1 year CMT + 2.220%)
219,196	3.990	06/01/34	222,929
(12M USD LIBOR + 1.685%)
35,005	3.935	10/01/34	35,109
(12M USD LIBOR + 1.627%)
69,063	3.877	10/01/34	69,215

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Adjustable Rate FNMA(a) – (continued)
(12M USD LIBOR + 1.598%)
$73,703	2.318%	03/01/35	$ 73,493
(12M USD LIBOR + 1.325%)
85,646	2.075	04/01/35	84,633
(12M USD LIBOR + 1.412%)
67,605	2.225	05/01/35	67,089
(1 year CMT + 2.095%)
50,675	4.143	10/01/35	51,424
(12M USD LIBOR + 1.723%)
185,239	2.241	03/01/36	185,161
(12M USD LIBOR + 1.958%)
441,300	2.958	04/01/36	446,778
(12M USD LIBOR + 1.909%)
166,550	4.159	06/01/36	168,607
(12M MTA + 2.187%)
284,504	3.892	07/01/36	289,366
66,301	4.185	11/01/36	67,052
(12M USD LIBOR + 1.713%)
290,754	3.296	07/01/37	293,384
(12M USD LIBOR + 1.820%)
3,606	4.070	12/01/46	3,649

			3,131,777

Adjustable Rate GNMA(a) – 0.2%
60,146	2.875	05/20/34	59,417
145,078	2.625	07/20/34	141,732
148,315	2.625	08/20/34	144,918
870,757	2.625	09/20/34	850,837
126,389	1.750	10/20/34	123,198
131,440	1.750	12/20/34	128,145

			1,448,247

FHLMC – 5.7%
23	4.500	05/01/23	23
3,983	7.500	01/01/31	4,241
16,930	4.500	07/01/33	16,703
391,374	4.500	08/01/33	386,111
823,508	4.500	09/01/33	812,440
75,354	4.500	10/01/33	74,340
1,928	4.500	04/01/34	1,902
1,660	4.500	04/01/35	1,638
1,178	4.500	07/01/35	1,163
2,917	4.500	08/01/35	2,880
16,551	4.500	09/01/35	16,335
4,051	4.500	10/01/35	3,999
705	4.500	12/01/35	696
549	4.500	05/01/36	542
50,444	4.500	01/01/38	49,798
625	4.500	04/01/38	619
332	4.500	05/01/38	329
3,151	4.500	06/01/38	3,110
79,726	4.500	09/01/38	79,008
1,723	4.500	01/01/39	1,707
41,793	4.500	02/01/39	41,429
20,319	4.500	03/01/39	20,141
3,930	4.500	04/01/39	3,896
111,136	4.500	05/01/39	110,164

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
FHLMC – (continued)
$354,556	4.500%	06/01/39	$ 351,458
12,207	4.500	07/01/39	12,100
15,447	4.500	08/01/39	15,313
21,159	4.500	09/01/39	20,975
4,049	4.500	10/01/39	4,014
7,531	4.500	11/01/39	7,466
8,066	4.500	12/01/39	7,995
14,016	4.500	01/01/40	13,893
3,642	4.500	02/01/40	3,610
10,217	4.500	04/01/40	10,126
15,055	4.500	05/01/40	14,921
19,735	4.500	06/01/40	19,559
12,145	4.500	07/01/40	12,037
14,139	4.500	08/01/40	14,013
8,900	4.500	09/01/40	8,821
3,841	4.500	10/01/40	3,807
4,298	4.500	02/01/41	4,259
13,459	4.500	03/01/41	13,335
24,262	4.500	04/01/41	24,038
27,390	4.500	05/01/41	27,138
52,008	4.500	06/01/41	51,528
4,373	4.500	07/01/41	4,333
146,233	4.500	08/01/41	144,885
148,972	4.500	09/01/41	147,642
8,581	4.500	12/01/41	8,502
108,789	4.500	03/01/42	107,785
38,421,044	2.000	04/01/52	31,267,568

			33,954,335

FNMA – 0.7%
86,198	7.500	10/01/37	92,044
3,976,948	5.500	09/01/52	4,049,148

			4,141,192

[H]4GNMA – 14.6%
1,035	6.500	01/15/32	1,062
3,508	6.500	02/15/32	3,631
2,891	6.500	08/15/34	3,031
8,632	6.500	05/15/35	9,077
2,345	6.500	06/15/35	2,454
6,723	6.500	07/15/35	7,073
2,569	6.500	08/15/35	2,706
5,230	6.500	09/15/35	5,502
854	6.500	10/15/35	901
8,554	6.500	11/15/35	9,017
5,632	6.500	12/15/35	5,930
16,682	6.500	01/15/36	17,533
22,219	6.500	02/15/36	23,428
10,309	6.500	03/15/36	10,834
34,687	6.500	04/15/36	36,507
45,442	6.500	05/15/36	47,856
39,234	6.500	06/15/36	41,294
114,906	6.500	07/15/36	121,219
126,128	6.500	08/15/36	133,182
264,836	6.500	09/15/36	279,847
93,931	6.500	10/15/36	99,065
133,571	6.500	11/15/36	141,569

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
GNMA – (continued)
$55,995	6.500%	12/15/36	$ 59,146
23,583	6.500	01/15/37	24,889
13,844	6.500	02/15/37	14,654
9,075	6.500	03/15/37	9,574
19,575	6.500	04/15/37	20,692
4,819	6.500	05/15/37	5,076
5,133	6.500	08/15/37	5,429
32,621	6.500	09/15/37	34,467
40,183	6.500	10/15/37	43,020
16,179	6.500	11/15/37	17,063
12,918	6.500	05/15/38	13,597
32,805	6.000	11/15/38	34,280
2,425	6.500	01/15/39	2,526
3,839	6.500	02/15/39	4,028
2,447,635	4.500	08/20/47	2,418,599
54,636	4.500	02/20/48	53,920
130,512	4.500	05/20/48	128,270
666,315	4.500	09/20/48	654,246
4,957,516	5.000	09/20/48	4,986,774
182,052	5.000	10/20/48	183,013
3,928	5.000	11/20/48	3,949
1,832,332	4.500	12/20/48	1,798,571
4,235,410	5.000	12/20/48	4,257,759
364,118	4.500	01/20/49	357,750
2,169,800	5.000	01/20/49	2,179,046
31,717	5.000	03/20/49	31,842
1,115,910	4.000	04/20/49	1,066,545
14,074	5.000	05/20/49	14,129
534,583	5.000	06/20/49	536,526
75,968	5.000	11/20/49	76,197
839,187	5.000	12/20/49	841,207
219,539	5.000	07/20/50	220,696
594,167	4.000	01/20/51	565,237
4,492,385	3.000	11/20/51	4,017,373
6,410,119	3.000	12/20/51	5,729,826
2,984,899	4.500	09/20/52	2,892,420
11,000,000	4.000	TBA-30yr(b)	10,413,391
23,000,000	5.000	TBA-30yr(b)	22,789,499
11,000,000	5.500	TBA-30yr(b)	11,055,723
9,000,000	6.000	TBA-30yr(b)	9,142,606

			87,706,273

Malaysian Ringgit – 3.9%
23,893,582	4.500	10/20/52	23,153,308

UMBS – 11.0%
471,786	2.000	08/01/52	383,946
3,951	5.500	09/01/23	3,942
1,296	5.500	10/01/23	1,293
151,575	4.500	11/01/36	150,029
46,860	4.500	02/01/39	46,406
58,029	4.500	04/01/39	57,466
3,932	4.500	08/01/39	3,896
175,854	4.500	08/01/41	174,238
101,020	4.500	10/01/41	99,990
3,291,688	4.000	12/01/44	3,182,676
13,707,510	3.500	07/01/45	12,695,277
10,236,261	4.000	08/01/45	9,904,119

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
UMBS – (continued)
$454,286	4.000%	01/01/46	$ 436,510
375,509	4.500	06/01/48	367,794
2,554,740	4.500	07/01/48	2,502,254
670,365	4.500	08/01/48	656,593
263,293	4.500	09/01/48	257,802
2,998,901	4.500	10/01/48	2,963,916
1,325,717	4.500	01/01/49	1,298,012
1,806,137	4.000	01/01/49	1,732,776
297,047	4.500	03/01/49	290,689
211,489	5.000	07/01/49	212,108
453,123	4.000	03/01/50	433,621
579,273	4.500	05/01/50	564,071
16,462,490	4.500	06/01/52	16,072,541
1,948,646	5.000	07/01/52	1,948,725
3,881,794	4.500	08/01/52	3,784,152
5,847,162	5.000	08/01/52	5,845,573

			66,070,415

UMBS, 30 Year, Single Family – 13.4%
34,000,000	6.000	01/12/53(b)	34,525,953
7,000,000	5.500	01/23/53(b)	7,020,784
2,000,000	4.000	12/01/53(b)	1,877,499
5,000,000	2.500	TBA-30yr(b)	4,239,062
21,010,351	2.000	03/01/52	17,099,163
90,957	2.000	04/01/52	74,025
18,998,506	2.000	04/01/52	15,461,834

			80,298,320

TOTAL FEDERAL AGENCIES			$301,211,515

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $311,883,602)			$302,765,638

Agency Debentures – 15.3%
Sovereign – 15.3%
FHLB
$1,630,000	4.660%	11/14/23	$ 1,624,002
700,000	4.660	11/15/23	697,998
700,000	4.670	11/17/23	697,977
5,800,000	4.680	11/17/23	5,788,864
13,950,000	3.500	06/11/32	12,588,899
FNMA
5,200,000	6.250	05/15/29	5,806,216
16,080,000	7.125	01/15/30	19,001,736
Tennessee Valley Authority
49,850,000	0.750	05/15/25	45,663,098

TOTAL AGENCY DEBENTURES (Cost $99,361,106)			$ 91,868,790

Principal Amount	Interest Rate		Maturity Date	Value

U.S. Treasury Obligations – 50.4%
United States Treasury Bonds
$7,370,000	3.750%		11/15/43	$ 6,917,436
410,000	3.375		05/15/44	362,017
10,000	3.000		11/15/45	8,250
200,000	2.875		11/15/46	160,844
380,000	3.375		11/15/48	336,834
780,000	2.000		02/15/50	517,847
United States Treasury Notes
812,000	0.750		03/31/26	728,009
227,340,000	0.750		04/30/26	203,256,169
47,120,000	0.625		07/31/26	41,627,575
630,000	1.375		08/31/26	571,134
12,630,000	2.250	(c)	11/15/27	11,637,361
11,010,000	1.125		02/29/28	9,532,252
11,340,000	1.250		03/31/28	9,859,598
11,090,000	1.250		04/30/28	9,624,041
7,220,000	3.875	(d)	12/31/29	7,177,278

TOTAL U.S. TREASURY OBLIGATIONS (Cost $326,261,806)				$302,316,645

TOTAL INVESTMENTS – 116.2% (Cost $737,506,514)				$696,951,073

LIABILITIES IN EXCESS OF OTHER ASSETS – (16.2)%				(97,129,579)

NET ASSETS – 100.0%				$599,821,494

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2022.

(b)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $32,468,979 which represents approximately 5.5% of net assets as of December 31, 2022.

(c)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(d)	Issued with a zero coupon or interest rate which increases to the stated rate at a set date in the future.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACTS — At December 31, 2022, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date	Settlement Date	Principal Amount	Value

UMBS, 30 Year, Single Family	2.000%	TBA-30yr	01/12/53	$(78,000,000)	$(63,665,067)
UMBS, 30 Year, Single Family	3.500	TBA-30yr	02/25/49	(12,000,000)	(10,913,431)
UMBS, 30 Year, Single Family	5.000	TBA-30yr	01/12/53	(5,000,000)	(4,930,471)
GNMA	4.500	TBA-30yr	01/23/53	(6,000,000)	(5,821,928)

(PROCEEDS RECEIVABLE: $(86,417,109))					$(85,330,897)

FUTURES CONTRACTS — At December 31, 2022, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
2 Year U.S. Treasury Notes	1,481	03/31/23	$303,720,705	$271,721

Short position contracts:
10 Year U.S. Treasury Notes	(669)	03/22/23	(76,814,203)	776,555
20 Year U.S. Treasury Bonds	(99)	03/22/23	(12,409,031)	51,915
5 Year U.S. Treasury Notes	(698)	03/31/23	(75,334,922)	166,474
Ultra Long U.S. Treasury Bonds	(119)	03/22/23	(15,983,188)	209,411

Total				$1,204,355

TOTAL FUTURES CONTRACTS				$1,476,076

SWAP CONTRACTS — At December 31, 2022, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)	Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

12M SOFR(a)	4.430%(a)	12/31/24	$17,670(b)	$(5,038)	$30,435	$(35,473)
1.730%(a)	12M SOFR(a)	02/08/26	325,620	10,852,069	2,495,918	8,356,151
12M SOFR(a)	2.500(a)	06/04/29	6,310(b)	(79,218)	(4,259)	(74,959)
2.570(a)	12M SOFR(a)	06/04/31	16,640(b)	188,006	16,225	171,781
2.680(a)	12M SOFR(a)	07/28/32	2,490(b)	61,325	45,861	15,464
3.750(a)	12M SOFR(a)	03/15/33	1,070(b)	(19,428)	(26,418)	6,990
12M SOFR(a)	2.730(a)	06/04/33	10,560(b)	(106,119)	(8,945)	(97,174)
12M SOFR(a)	2.910(a)	07/28/37	6,080(b)	(112,479)	(88,619)	(23,860)
12M SOFR(a)	2.720(a)	08/11/37	19,240(b)	(474,543)	(445,803)	(28,740)
2.080(a)	12M SOFR(a)	07/28/47	4,610(b)	57,718	37,666	20,052
2.170(a)	12M SOFR(a)	08/11/52	9,290(b)	380,532	293,470	87,062

TOTAL				$10,742,825	$2,345,531	$8,397,294

(a)	Payments made annually.
(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2022.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At December 31, 2022, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
1Y IRS	BofA Securities LLC	2.944%	12/15/2023	(1,910,000)	$(1,910,000)	$(45,107)	$(71,148)	$26,041
1Y IRS	Citibank NA	2.977	12/13/2023	(2,130,000)	(2,130,000)	(52,009)	(85,306)	33,297
1Y IRS	Citibank NA	3.007	12/13/2023	(2,130,000)	(2,130,000)	(53,963)	(85,147)	31,184
1Y IRS	JPMorgan Securities, Inc.	3.020	12/14/2023	(2,130,000)	(2,130,000)	(55,055)	(82,750)	27,696

				(8,300,000)	$(8,300,000)	$(206,134)	$(324,351)	$118,218

Puts
1Y IRS	BofA Securities LLC	2.944	12/15/2023	(1,910,000)	(1,910,000)	(114,375)	(71,148)	(43,228)
1Y IRS	Citibank NA	2.977	12/13/2023	(2,130,000)	(2,130,000)	(123,895)	(85,306)	(38,588)
1Y IRS	Citibank NA	3.007	12/13/2023	(2,130,000)	(2,130,000)	(120,694)	(85,147)	(35,548)
1Y IRS	JPMorgan Securities, Inc.	3.020	12/14/2023	(2,130,000)	(2,130,000)	(119,347)	(82,751)	(36,597)

				(8,300,000)	$(8,300,000)	$(478,311)	$(324,352)	$(153,961)

Total written option contracts				(16,600,000)	$(16,600,000)	$(684,445)	$(648,703)	$(35,743)

TOTAL				(16,600,000)	$(16,600,000)	$(684,445)	$(648,703)	$(35,743)

Currency Abbreviations:
USD	— U.S. Dollar

Investment Abbreviations:
CMT	— Constant Maturity Treasury Indexes
COF	— Cost of Funds Index
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
MTA	— Monthly Treasury Average
REMIC	— Real Estate Mortgage Investment Conduit
UMBS	— Uniform Mortgage Backed Securities

Abbreviations:
1Y IRS	— 1 Year Interest Rate Swaptions
GNMA	— Government National Mortgage Association
SOFR	— Secured Overnight Funding Rate

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 47.8%
Agriculture – 0.3%
Philip Morris International, Inc.
$5,429,000	5.125%		11/15/24	$ 5,433,615

Automotive(a) –0.8%
Volkswagen Group of America Finance LLC
13,121,000	0.875		11/22/23	12,598,391
(SOFR + 0.950%)
5,000,000	5.206	(b)	06/07/24	4,972,600

				17,570,991

Banks – 29.2%
Banco Santander SA(b)
(1 year CMT + 0.450%)
12,000,000	0.701	(c)	06/30/24	11,672,760
(SOFR + 1.240%)
16,400,000	5.409		05/24/24	16,359,328
Bank of America Corp.(b)(c)
(3M USD LIBOR + 0.780%)
9,849,000	3.550		03/05/24	9,812,263
(SOFR + 0.660%)
20,000,000	4.763		02/04/25	19,709,800
(SOFR + 1.100%)
15,483,000	5.068		04/25/25	15,386,386
Bank of Montreal(b)
(SOFR + 0.270%)
2,652,000	4.058		04/14/23	2,649,083
(SOFR + 0.680%)
19,393,000	4.964		03/10/23	19,397,266
Banque Federative du Credit Mutuel SA(a)
7,375,000	3.750		07/20/23	7,318,286
(SOFR + 0.410%)
11,105,000	4.489	(b)	02/04/25	10,855,471
BPCE SA(a)
5,773,000	2.750		01/11/23	5,771,326
(SOFR + 0.570%)
10,800,000	4.358	(b)	01/14/25	10,564,236
Canadian Imperial Bank of Commerce
7,388,000	0.450		06/22/23	7,229,971
(SOFR + 0.800%)
10,020,000	5.122	(b)	03/17/23	10,024,309
(SOFR + 0.940%)
13,927,000	4.632	(b)	04/07/25	13,764,333
Citigroup, Inc. (SOFR + 1.372%)
20,000,000	5.586	(b)(c)	05/24/25	19,961,000
Credit Agricole Corporate & Investment Bank SA
26,500,000	0.400	(c)	01/15/23	26,454,950
Deutsche Bank AG
3,086,000	0.962		11/08/23	2,963,918
(SOFR + 0.500%)
29,504,000	4.603	(b)	11/08/23	29,263,837
Federation des Caisses Desjardins du Quebec (SOFR + 0.430%)
30,000,000	4.618	(a)(b)	05/21/24	29,626,500
First Republic Bank (SOFR + 0.620%)
10,687,000	1.912	(b)(c)	02/12/24	10,640,298
HSBC Holdings PLC(b)(c)
(3M USD LIBOR + 0.987%)
5,000,000	3.950		05/18/24	4,957,200

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
(SOFR + 0.580%)
$30,425,000	4.749%		11/22/24	$ 29,698,147
JPMorgan Chase & Co.(b)(c)
(3M USD LIBOR + 0.730%)
27,875,000	3.559		04/23/24	27,696,042
(SOFR + 0.970%)
29,000,000	5.276		06/14/25	28,720,730
KeyBank NA(b)(c)
(SOFR + 0.320%)
5,690,000	4.626		06/14/24	5,640,554
(SOFR + 0.340%)
7,625,000	0.423		01/03/24	7,575,666
(SOFR + 0.340%)
16,839,000	4.663		01/03/24	16,745,712
Lloyds Banking Group PLC
10,520,000	4.050		08/16/23	10,447,517
(1 year CMT + 0.550%)
9,808,000	0.695	(b)(c)	05/11/24	9,616,646
Mitsubishi UFJ Financial Group, Inc. (SOFR + 1.385%)
8,471,000	5.653	(b)(c)	09/12/25	8,454,312
Mizuho Financial Group, Inc.(b)
(-1x SOFR + 0.872%)
9,467,000	0.849	(c)	09/08/24	9,132,720
(-1x SOFR + 1.252%)
6,922,000	1.241	(c)	07/10/24	6,750,196
(3M USD LIBOR + 0.790%)
6,439,000	5.555		03/05/23	6,443,443
Morgan Stanley
14,247,000	3.750		02/25/23	14,220,216
(SOFR + 0.466%)
8,747,000	4.598	(b)(c)	11/10/23	8,712,887
(SOFR + 0.616%)
19,282,000	0.731	(b)(c)	04/05/24	19,001,640
(SOFR + 0.625%)
6,998,000	4.579	(b)(c)	01/24/25	6,892,820
National Bank of Canada
14,178,000	2.100		02/01/23	14,144,682
(SOFRRATE + 0.490%)
5,375,000	4.580	(b)	08/06/24	5,304,802
Natwest Group PLC (1 year CMT + 2.150%)
9,374,000	2.359	(b)(c)	05/22/24	9,240,046
Societe Generale SA
4,172,000	4.250	(a)	09/14/23	4,136,788
Svenska Handelsbanken AB
2,355,000	0.625	(a)	06/30/23	2,305,003
The Bank of Nova Scotia
6,150,000	5.250		12/06/24	6,156,334
(SOFR + 0.960%)
10,550,000	5.245	(b)	03/11/24	10,529,216
The Toronto-Dominion Bank(b)
(SOFR + 0.220%)
2,938,000	4.460		06/02/23	2,932,065
(SOFR + 0.355%)
2,072,000	4.602		03/04/24	2,056,025
(SOFR + 0.910%)
12,978,000	5.183		03/08/24	12,953,472

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
UBS AG(a)(b)
(SOFR + 0.360%)
$17,463,000	4.475%		02/09/24	$ 17,369,748
(SOFR + 0.470%)
6,993,000	4.244	(c)	01/13/25	6,923,000
Wells Fargo & Co. (SOFR + 1.600%)
22,367,000	1.654	(b)(c)	06/02/24	22,011,365
Westpac Banking Corp.
10,000,000	5.350		10/18/24	10,069,400

				626,263,715

Chemical – 0.3%
Nutrien Ltd.
6,656,000	1.900		05/13/23	6,575,063

Cosmetics & Personal Care – 0.4%
GSK Consumer Healthcare Capital U.S. LLC
8,326,000	3.024		03/24/24	8,077,968

Diversified Financial Services – 3.4%
AIG Global Funding (SOFR + 0.380%)
22,042,000	4.692	(a)(b)	12/15/23	21,976,315
Air Lease Corp.
4,185,000	2.250		01/15/23	4,179,434
6,000,000	2.750	(c)	01/15/23	5,994,660
2,500,000	3.000	(c)	09/15/23	2,454,425
American Express Co. (SOFR + 0.930%)
11,243,000	5.177	(b)(c)	03/04/25	11,203,425
Capital One Financial Corp. (SOFR + 0.690%)
26,957,000	4.963	(b)(c)	12/06/24	26,423,790

				72,232,049

Electrical(c) –3.8%
American Electric Power Co., Inc. (3M USD LIBOR + 0.480%)
9,375,000	4.920	(b)	11/01/23	9,366,375
CenterPoint Energy, Inc. (SOFR + 0.650%)
26,549,000	4.776	(b)	05/13/24	26,224,571
Dominion Energy, Inc. (3M USD LIBOR + 0.530%)
8,608,000	5.299	(b)	09/15/23	8,592,334
OGE Energy Corp.
5,619,000	0.703		05/26/23	5,518,701
Oklahoma Gas and Electric Co.
14,754,000	0.553		05/26/23	14,469,395
The Southern Co. (SOFR + 0.370%)
17,194,000	4.490	(b)	05/10/23	17,136,744

				81,308,120

Gas(b)(c) –0.7%
Atmos Energy Corp. (3M USD LIBOR + 0.380%)
10,776,000	5.103		03/09/23	10,768,672
CenterPoint Energy Resources Corp. (3M USD LIBOR + 0.500%)
4,254,000	5.279		03/02/23	4,252,043

				15,020,715

Healthcare Providers & Services – 1.1%
Baxter International, Inc. (SOFR + 0.440%)
14,300,000	4.654	(b)	11/29/24	14,021,007

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Healthcare Providers & Services – (continued)
GE HealthCare Technologies, Inc.
$10,000,000	5.550	%(a)	11/15/24	$ 10,032,100

				24,053,107

Insurance – 3.8%
Athene Global Funding (3M USD LIBOR + 0.730%)
13,626,000	4.556	(a)(b)	01/08/24	13,511,406
Equitable Financial Life Global Funding
5,038,000	0.500	(a)	04/06/23	4,977,040
MassMutual Global Funding II (SOFR + 0.270%)
14,808,000	4.154	(a)(b)	10/21/24	14,615,940
Pacific Life Global Funding II (SOFR + 0.400%)
4,325,000	4.368	(a)(b)	01/27/25	4,212,031
Principal Life Global Funding II (SOFR + 0.450%)
9,397,000	4.189	(a)(b)	04/12/24	9,320,790
Protective Life Global Funding
6,848,000	0.502	(a)	04/12/23	6,764,934
(SOFR + 0.980%)
16,164,000	5.303	(a)(b)	03/28/25	15,999,127
(SOFR + 1.050%)
11,308,000	5.335	(b)	12/11/24	11,270,684

				80,671,952

Pharmaceuticals(c) –0.4%
AmerisourceBergen Corp.
9,469,000	0.737		03/15/23	9,391,259

Pipelines – 1.0%
Enbridge, Inc.
13,806,000	0.550		10/04/23	13,345,432
(SOFR + 0.400%)
1,916,000	4.560	(b)	02/17/23	1,912,053
Kinder Morgan Energy Partners LP
6,032,000	3.450	(c)	02/15/23	6,018,488

				21,275,973

Real Estate Investment Trust(b)(c) –0.4%
Public Storage (SOFR + 0.470%)
8,101,000	4.363		04/23/24	8,041,458
Retailing(a)(c) –0.8%
7-Eleven, Inc.
18,409,000	0.625		02/10/23	18,305,357
Savings&Loans(a) –0.9%
Nationwide Building Society
10,000,000	2.000		01/27/23	9,972,800
(3M USD LIBOR + 1.392%)
10,000,000	4.363	(b)(c)	08/01/24	9,871,200

				19,844,000

Software – 0.2%
Take-Two Interactive Software, Inc.
4,834,000	3.300		03/28/24	4,717,791

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services(a) – 0.3%
NTT Finance Corp.
$6,450,000	0.373%		03/03/23	$ 6,401,689

TOTAL CORPORATE OBLIGATIONS (Cost $1,032,499,813)				$1,025,184,822

Agency Debentures(b) – 0.3%
Sovereign – 0.3%
FFCB (SOFR + 0.180%)
$5,600,000	4.480%		10/16/24	$ 5,598,208
(Cost $5,600,000)

TOTAL AGENCY DEBENTURES (Cost $5,600,000)				$ 5,598,208

Municipal Debt Obligations – 0.2%
Illinois – 0.1%
Illinois State GO Bonds Taxable-Pension Series 2003
$1,448,182	4.950%		06/01/23	$ 1,448,937

New York(c) – 0.1%
Long Island Power Authority Electric System Taxable (Refunding) Series C
3,070,000	0.359		03/01/23	3,048,247

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $4,523,148)				$4,497,184

U.S. Treasury Obligations – 14.0%
United States Treasury Notes
(3MTreasury money market yield + 0.035%)
$119,740,800	4.433	%(b)	10/31/23	$ 119,806,518
40,635,300	0.375		09/15/24	37,865,433
13,201,000	1.500		09/30/24	12,535,278
(3MTreasury money market yield + 0.140%)
75,244,000	0.000	(d)	10/31/24	75,151,390
44,934,700	4.375		10/31/24	44,804,811
10,000,000	4.500		11/30/24	10,000,781

TOTAL U.S. TREASURY OBLIGATIONS (Cost $300,148,510)				$ 300,164,211

Shares	Dividend Rate	Value

Investment Company – 1.1%
Goldman Sachs Financial Square Government Fund - Institutional Shares
24,777,257	4.159%	$ 24,777,257
(Cost $24,777,257)

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – 36.5%
Certificates of Deposit – 24.4%
Australia & New Zealand Banking Group Ltd. (SOFR + 0.670%)
$8,000,000	4.970	%(a)(b)	05/02/23	$ 8,007,676
Bayerische Landesbank
18,340,000	0.900		06/27/23	17,963,861
(3M USD LIBOR + 0.160%)
12,000,000	4.518	(b)	01/27/23	11,998,505
BNP Paribas SA
12,043,000	5.550		10/23/23	12,065,897
Brighthouse Financial Short Term Funding LLC (SOFR + 0.730%)
10,014,000	5.030	(a)(b)	12/22/23	10,015,903
Canadian Imperial Bank of Commerce
5,484,000	5.540		10/20/23	5,491,939
Citibank N.A.
17,000,000	3.800		08/01/23	16,853,159
5,900,000	4.060		08/01/23	5,857,749
Citigroup Global Markets, Inc. (SOFR + 0.650%)
5,866,000	2.920	(a)(b)	09/21/23	5,862,678
Commonwealth Bank of Australia
11,325,000	5.530		11/22/23	11,330,753
Cooperatieve Rabobank UA(b)
(SOFR + 0.630%)
5,655,000	4.930		05/24/23	5,660,730
(SOFR + 0.660%)
8,000,000	4.960		05/03/23	8,008,329
(SOFR + 0.670%)
5,097,000	4.970		11/07/23	5,101,881
Credit Industriel et Commercial (FEDL01 + 0.450%)
16,450,000	4.780	(b)	03/13/23	16,457,424
Credit Suisse AG
28,000,000	0.590		03/17/23	27,661,171
DNB Bank ASA(a)(b)
(SOFR + 0.520%)
5,679,000	4.820		02/06/23	5,680,907
(SOFR + 0.580%)
23,525,000	4.880		03/23/23	23,540,982
Fairway Finance Co. LLC(a)(b)
(SOFR + 0.540%)
3,904,000	4.840		01/23/23	3,904,640
(SOFR + 0.580%)
5,419,000	4.880		02/02/23	5,421,047
Landesbank Hessen-Thueringen Girozentrale
12,345,000	4.120		01/11/23	12,343,993
Lloyds Bank Corporate Markets PLC (SOFR + 0.540%)
23,765,000	4.840	(b)	01/31/24	23,744,133
Macquarie Bank Ltd. (SOFR + 0.750%)
20,800,000	5.050	(a)(b)	04/24/23	20,830,551
Matchpoint Finance PLC (SOFR + 0.710%)
3,440,000	5.010	(a)(b)	04/25/23	3,441,724
Mizuho Bank Ltd. (SOFR + 0.280%)
12,639,000	4.580	(b)	02/10/23	12,640,749
National Australia Bank Ltd. (SOFR + 0.500%)
14,915,000	4.800	(a)(b)	03/08/23	14,919,908
National Bank Of Kuwait SAKP
5,946,000	4.600		01/17/23	5,946,459
8,000,000	5.030		02/17/23	8,004,935
Natixis SA
6,331,000	4.450		01/31/23	6,331,397

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – (continued)
Certificates of Deposit – (continued)
Nordea Bank Abp
$24,927,000	0.300%		01/27/23	$ 24,849,215
(SOFR + 0.770%)
6,070,000	5.070	(b)	10/23/23	6,081,412
Royal Bank of Canada (SOFR + 0.430%)
29,018,000	4.730	(a)(b)	03/01/23	29,022,498
Skandinaviska Enskilda Banken AB(b)
(SOFR + 0.560%)
3,000,000	4.860		09/13/23	2,999,546
(SOFR + 0.680%)
10,000,000	4.980	(a)	08/18/23	10,009,543
Standard Chartered Bank
5,582,000	5.600		12/01/23	5,587,562
(SOFR + 0.420%)
20,233,000	4.720	(b)	07/28/23	20,230,124
Sumitomo Mitsui Banking Corp.
20,500,000	2.700		04/27/23	20,357,494
5,000,000	5.000		10/06/23	4,988,419
(SOFR + 0.920%)
19,914,000	5.220	(b)	11/30/23	19,966,962
(SOFR + 0.950%)
3,794,000	5.250	(b)	10/25/23	3,804,498
Sumitomo Mitsui Trust Bank Ltd. (SOFR + 0.500%)
4,796,000	4.800	(b)	02/14/23	4,797,689
Svenska Handelsbanken AB
8,910,000	2.000		03/22/23	8,859,046
17,239,000	2.795		05/25/23	17,098,211
(SOFR + 0.510%)
2,500,000	4.810	(b)	03/28/23	2,501,095
(SOFR + 0.560%)
9,752,000	4.860	(b)	09/08/23	9,749,415
The Bank Of Nova Scotia (SOFR + 0.740%)
5,159,000	4.550	(a)(b)	12/06/23	5,164,596
The Toronto-Dominion Bank
4,539,000	4.070		07/18/23	4,510,690
Thunder Bay Funding LLC (SOFR + 0.600%)
8,710,000	4.900	(a)(b)	04/25/23	8,715,373

				524,382,468

Commercial Paper(d) – 12.1%
Albion Capital Corp.
4,883,000	0.000		03/20/23	4,832,759
Alimentation Couche-Tard, Inc.
5,015,000	0.000		01/19/23	5,001,886
ANZ New Zealand International Ltd.
13,586,000	0.000		05/25/23	13,331,995
Bank of Montreal
5,734,000	0.000		07/12/23	5,582,065
CDP Financial, Inc.
3,331,000	0.000		06/16/23	3,255,577
13,000,000	0.000		06/27/23	12,684,110
Citigroup Global Markets, Inc.
10,421,000	0.000		04/21/23	10,266,644
DNB Bank ASA
8,964,000	0.000		11/22/23	8,558,921
Enbridge U.S., Inc
8,000,000	0.000		01/19/23	7,978,658

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)
Commercial Paper(d) – (continued)
Gotham Funding Corp.
$3,438,000	0.000%	03/03/23	$ 3,410,156
ING U.S. Funding LLC
14,433,000	0.000	09/21/23	13,902,317
LMA-Americas LLC
3,307,000	0.000	02/13/23	3,288,522
2,971,000	0.000	04/17/23	2,928,057
10,440,000	0.000	04/17/23	10,289,100
2,481,000	0.000	04/28/23	2,440,593
Mercedes-Benz Finance North America LLC
5,481,000	0.000	01/30/23	5,458,746
MetLife Short Term Funding LLC
14,208,000	0.000	09/01/23	13,720,182
Old Line Funding LLC
10,685,000	0.000	03/15/23	10,582,046
4,378,000	0.000	04/25/23	4,310,202
Pure Grove Funding
26,216,000	0.000	03/14/23	25,968,652
Raytheon Technologies Corp.
5,200,000	0.000	02/06/23	5,173,944
Royal Bank of Canada
4,025,000	0.000	07/14/23	3,917,490
Societe Generale SA
12,812,000	0.000	11/15/23	12,235,403
Svenska Handelsbanken AB
24,000,000	0.000	08/01/23	23,293,657
The Toronto-Dominion Bank
12,600,000	0.000	06/02/23	12,338,801
Thomson Reuters Corp.
9,288,000	0.000	01/18/23	9,266,015
Thunder Bay Funding LLC
3,749,000	0.000	04/25/23	3,691,607
TransCanada PipeLines Ltd.
3,192,000	0.000	02/07/23	3,175,568
Versailles Commercial Paper LLC
1,911,000	0.000	02/13/23	1,900,418
3,771,000	0.000	03/03/23	3,740,855
3,882,000	0.000	04/05/23	3,833,087
5,873,000	0.000	04/10/23	5,795,195
Waste Management, Inc.
2,856,000	0.000	02/21/23	2,835,881

			258,989,109

TOTAL SHORT-TERM INVESTMENTS (Cost $785,069,703)			$ 783,371,577

TOTAL INVESTMENTS – 99.9% (Cost $2,152,618,431)			$2,143,593,259

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%			2,975,271

NET ASSETS – 100.0%			$2,146,568,530

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2022.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Issued with a zero coupon or interest rate which increases to the stated rate at a set date in the future.

Currency Abbreviations:
USD	— U.S. Dollar

Investment Abbreviations:
CMT	— Constant Maturity Treasury Indexes
FFCB	— Federal Farm Credit Bank
GO	— General Obligation
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company
SOFR	— Secured Overnight Funding Rate

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

i. Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.

ii. Inverse Floaters — The interest rate on inverse floating rate securities (“inverse floaters”) resets in the opposite direction from the market rate of interest to which the inverse floaters are indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.

iii. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

iv. Mortgage Dollar Rolls — Mortgage dollar rolls are transactions whereby a Fund sells mortgage-backed-securities and simultaneously contracts with the same counterparty to repurchase similar securities on a specified future date. During the settlement period, a Fund will not be entitled to accrue interest and receive principal payments on the securities sold. The Funds account for mortgage dollar roll transactions as purchases and sales and realize gains and losses on these transactions.

v. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

vi. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on other investments. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

vii. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements. An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, the Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, the Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of December 31, 2022:

ENHANCED INCOME

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$495,393,741	$—
Asset-Backed Securities	—	206,914,635	—
Sovereign Debt Obligations	29,416,703	6,208,719	—
Mortgage-Backed Obligations	—	26,641,635	—
Municipal Debt Obligations	—	3,117,995	—
Exchange Traded Funds	28,236,648	—	—
Investment Company	9,262	—	—
Short-term Investments	—	5,570,435	—

Total	$57,662,613	$743,847,160	$—

Derivative Type

Assets
Futures Contracts(a)	$56,520	$—	$—
Interest Rate Swap Contracts(a)	—	282,323	—

Total	$56,520	$282,323	$—

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

ENHANCED INCOME (continued)

Derivative Type	Level 1	Level 2	Level 3

Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(2,323,281)	$—
Interest Rate Swap Contracts(a)	—	(17,007)	—

Total	$—	$(2,340,288)	$—

(a) Amount shown represents unrealized gain (loss) at period end.

GOVERNMENT INCOME

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Mortgage-Backed Obligations	$—	$132,750,872	$—
U.S. Treasury Obligations	61,501,825	—	—
Asset-Backed Securities	—	4,160,085	—
Municipal Debt Obligations	—	2,153,005	—
Sovereign Debt Obligations	—	502,630	—
Agency Debentures	—	54,270,390	—

Total	$61,501,825	$193,836,982	$—

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(11,500,480)	$—

Derivative Type

Assets
Futures Contracts(a)	$460,692	$—	$—
Interest Rate Swap Contracts(a)	—	144,184	—
Purchased Option Contracts	—	11,476	—

Total	$460,692	$155,660	$—

Liabilities
Futures Contracts(a)	$(7,500)	$—	$—
Interest Rate Swap Contracts(a)	—	(121,214)	—
Written Option Contracts	—	(297,663)	—

Total	$(7,500)	$(418,877)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

INFLATION PROTECTED SECURITIES

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
U.S. Treasury Obligations	$381,730,799	$—	$—
Investment Company	1,988,392	—	—

Total	$383,719,191	$—	$—

Derivative Type

Assets
Futures Contracts(a)	$333,117	$—	$—
Interest Rate Swap Contracts(a)	—	3,631,029	—

Total	$333,117	$3,631,029	$—

Liabilities
Futures Contracts(a)	$(292,566)	$—	$—
Interest Rate Swap Contracts(a)	—	(1,224,592)	—
Written Option Contracts	—	(1,110,296)	—

Total	$(292,566)	$(2,334,888)	$—

(a) Amount shown represents unrealized gain (loss) at period end.

SHORT DURATION BOND

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$881,121,320	$—
Mortgage-Backed Obligations	—	239,334,791	—
U.S. Treasury Obligations	154,477,364	—	—
Asset-Backed Securities	—	120,023,027	—
Sovereign Debt Obligations	—	35,327,370	—
Municipal Debt Obligations	—	3,333,425	—
Exchange Traded Funds	31,615,797	—	—
Investment Company	94,653,938	—	—

Total	$280,747,099	$1,279,139,933	$—

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(16,763,601)	$—

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

SHORT DURATION BOND (continued)

Derivative Type	Level 1	Level 2	Level 3

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$502,777	$—
Futures Contracts(a)	967,571	—	—
Interest Rate Swap Contracts(a)	—	10,456,508	—
Credit Default Swap Contracts(a)	—	317	—
Purchased Option Contracts	—	1,760,430	—

Total	$967,571	$12,720,032	$—

Liabilities
Credit Default Swap Contracts(a)	$—	$(104,351)	$—
Forward Foreign Currency Exchange Contracts(a)	—	(961,389)	—
Futures Contracts(a)	(483,400)	—	—
Interest Rate Swap Contracts(a)	—	(4,784,442)	—
Written Option Contracts	—	(4,934,217)	—

Total	$(483,400)	$(10,784,399)	$—

(a) Amount shown represents unrealized gain (loss) at period end.

SHORT DURATION GOVERNMENT

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Mortgage-Backed Obligations	$—	$302,765,638	$—
U.S. Treasury Obligations	302,316,645	—	—
Agency Debentures	—	91,868,790	—

Total	$302,316,645	$394,634,428	$—

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(85,330,897)	$—

Derivative Type

Assets
Futures Contracts(a)	$1,476,076	$—	$—
Interest Rate Swap Contracts(a)	—	8,657,500	—

Total	$1,476,076	$8,657,500	$—

Liabilities
Interest Rate Swap Contracts(a)	$—	$(260,206)	$—
Written Option Contracts	—	(684,445)	—

Total	$—	$(944,651)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

SHORT-TERM CONSERVATIVE INCOME

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$1,025,184,822	$—
U.S. Treasury Obligations	290,163,430	10,000,781	—
Municipal Debt Obligations	—	4,497,184	—
Agency Debentures	—	5,598,208	—
Investment Company	24,777,257	—	—
Short-term Investments	—	783,371,577	—

Total	$314,940,687	$1,828,652,572	$—

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives and other similar instruments (collectively, referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Funds. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Funds will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Funds will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Floating and Variable Rate Obligations Risk — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically daily, monthly, quarterly, or semiannually) in response to changes in the market rate of interest on which the interest rate is based. Such market rates are generally the Secured Overnight Financing Rate, London Interbank Offered Rate (“LIBOR”), the Prime Rate of a designated U.S. bank, the Federal Funds Rate, or another base lending rate used by commercial lenders. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit a Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent a Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, a Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

At the end of 2021, certain LIBORs were discontinued, but the most widely used LIBORs may continue to be provided on a representative basis until June 2023. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to a Fund’s investments resulting from a substitute reference rate may also adversely affect a Fund’s performance and/or NAV.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. The Fund may face a heightened level of interest rate risk in connection with the type and extent of certain monetary policy changes made by the Federal Reserve, such as target interest rate changes. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of the Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

State/Territory Specific Risk — A Fund’s investments in municipal obligations of issuers located in a particular state or U.S. territory may be adversely affected by political, economic and regulatory developments within that state or U.S. territory. Such developments may affect the financial condition of a state’s or territory’s political subdivisions, agencies, instrumentalities and public authorities and heighten the risks associated with investing in bonds issued by such parties, which could, in turn, adversely affect a Fund’s income, NAV, liquidity, and/or ability to preserve or realize capital appreciation.